UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	March 31, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.9%)
Agency Adjustable Rate Mortgage (0.4%)
Federal National Mortgage Association,
Conventional Pool
2.39%, 5/1/35	$749	$792

Agency Fixed Rate Mortgages (24.6%)
Federal Home Loan Mortgage Corporation,
April TBA:
3.00%, 4/25/27 (a)	1,750	1,810
Gold Pools:
4.00%, 12/1/41	846	886
6.00%, 8/1/37 – 5/1/38	671	743
6.50%, 9/1/32 – 9/1/36	1,206	1,360
7.50%, 5/1/35	144	172
8.00%, 8/1/32	81	98
8.50%, 8/1/31	103	127
Federal National Mortgage Association,
April TBA:
2.50%, 4/25/27 (a)	1,790	1,815
Conventional Pools:
4.00%, 11/1/41 – 12/1/41	5,142	5,399
4.50%, 8/1/40 – 10/1/41	8,541	9,160
5.00%, 3/1/37 – 5/1/41	4,421	4,785
5.50%, 5/1/37 – 6/1/37	3,313	3,642
6.00%, 12/1/38	1,220	1,346
6.50%, 11/1/27 – 10/1/38	133	151
7.00%, 6/1/29 – 11/1/32	86	100
7.50%, 8/1/37	247	296
8.00%, 4/1/33	189	229
8.50%, 10/1/32	171	210
9.50%, 4/1/30	52	62
Government National Mortgage Association,
April TBA:
3.50%, 4/25/42 (a)	1,975	2,059
4.00%, 4/25/42 (a)	7,620	8,179
Various Pools:
4.50%, 4/15/39 – 8/15/39	1,473	1,608
9.00%, 1/15/25	7	7
		44,244
Asset-Backed Securities (2.4%)
Ally Master Owner Trust
2.88%, 4/15/15 (b)	600	611
ARI Fleet Lease Trust
1.69%, 8/15/18 (b)(c)	78	78
CVS Pass-Through Trust,
6.04%, 12/10/28	238	261
8.35%, 7/10/31 (b)	190	241
FUEL Trust
4.21%, 4/15/16 (b)	460	473
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	525	527
SLM Student Loan Trust
4.37%, 4/17/28 (b)	450	467
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (b)	463	472

	Face Amount (000)	Value (000)
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	$747	$780
Westlake Automobile Receivables Trust
5.00%, 5/15/15 (b)	490	495
		4,405
Collateralized Mortgage Obligations - Agency Collateral Series (4.0%)
Federal Home Loan Mortgage Corporation,
IO
0.68%, 1/25/21 (c)	6,452	272
IO PAC REMIC
6.23%, 6/15/40 (c)	4,819	926
IO STRIPS
7.50%, 12/1/29	13	3
8.00%, 1/1/28	11	3
REMIC
6.66%, 1/15/42 (c)(d)	365	343
Federal National Mortgage Association,
IO
6.15%, 9/25/20 (c)	5,023	1,408
IO REMIC
5.00%, 8/25/37	841	46
6.00%, 5/25/33 – 7/25/33	1,161	196
6.36%, 9/25/38 (c)	1,841	392
IO STRIPS
8.00%, 4/1/24	10	2
9.00%, 11/1/26	4	1
REMIC
6.66%, 1/25/42 (c)(d)	910	872
7.00%, 9/25/32	142	168
9.11%, 10/25/41 (c)(d)	487	470
Government National Mortgage Association,
IO REMIC
0.85%, 8/20/58 (c)	8,098	273
5.00%, 2/16/41	443	83
5.81%, 11/16/40 (c)	3,363	645
6.34%, 6/20/40 (c)	2,543	451
6.36%, 4/16/41 (c)	3,453	658
		7,212
Commercial Mortgage Backed Securities (1.9%)
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.67%, 4/10/49 (c)	505	504
DBUBS Mortgage Trust
5.45%, 7/10/44 (b)(c)	200	203
FREMF Mortgage Trust
5.16%, 2/25/47 (b)(c)	335	347
Greenwich Capital Commercial Funding Corp.
5.87%, 12/10/49 (c)	620	600
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.17%, 8/15/46	700	757
4.80%, 7/15/46 (b)	500	520
6.06%, 2/15/51 (c)	465	461
		3,392

	Face Amount (000)	Value (000)
Corporate Bonds (36.1%)
Finance (13.3%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	$515	$526
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	330	332
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	295	300
Aegon N.V.
4.63%, 12/1/15	425	451
Affiliated Managers Group, Inc.
3.95%, 8/15/38 (e)	241	266
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	250	245
American International Group, Inc.
6.40%, 12/15/20	250	283
Barclays Bank PLC
6.05%, 12/4/17 (b)	290	300
BBVA Bancomer SA
4.50%, 3/10/16 (b)	475	492
BNP Paribas SA
5.00%, 1/15/21	390	394
Brandywine Operating Partnership LP
4.95%, 4/15/18	375	383
Brookfield Asset Management, Inc.
5.80%, 4/25/17	175	190
Capital One Bank, USA NA
8.80%, 7/15/19	425	520
Cigna Corp.,
2.75%, 11/15/16	205	208
5.38%, 2/15/42	40	41
Citigroup, Inc.
8.50%, 5/22/19 (f)	975	1,204
CNA Financial Corp.
5.75%, 8/15/21	495	528
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect
3.38%, 1/19/17 (e)	375	384
Coventry Health Care, Inc.
5.45%, 6/15/21	345	378
Credit Suisse,
5.40%, 1/14/20 (e)	375	387
6.00%, 2/15/18 (e)	145	157
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (b)	300	299
Digital Realty Trust LP
4.50%, 7/15/15	605	636
Discover Bank
7.00%, 4/15/20 (e)	320	368
DNB Bank ASA
3.20%, 4/3/17 (b)(g)	455	457
ERP Operating LP
4.63%, 12/15/21	125	132
General Electric Capital Corp.,
5.30%, 2/11/21 (e)	300	325
5.63%, 5/1/18	135	157
Series G

	Face Amount (000)	Value (000)
6.00%, 8/7/19	$375	$439
Genworth Financial, Inc.
7.20%, 2/15/21	300	306
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	845	871
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	441
Hartford Financial Services Group, Inc.
5.50%, 3/30/20 (e)	305	326
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	790	742
Health Care REIT, Inc.
4.75%, 7/15/27	249	279
HSBC Holdings PLC
4.00%, 3/30/22	425	422
ING Bank
3.75%, 3/7/17 (b)	400	397
JPMorgan Chase Bank NA
6.00%, 10/1/17	460	527
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	260	261
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	1,085	1,208
MetLife, Inc.
7.72%, 2/15/19	180	227
Mizuho Corporate Bank Ltd.
2.55%, 3/17/17 (b)(e)	390	390
National Australia Bank
2.75%, 3/9/17	350	349
Nationwide Building Society
6.25%, 2/25/20 (b)	425	441
Nationwide Financial Services
5.38%, 3/25/21 (b)	225	231
Nordea Bank AB
4.88%, 5/13/21 (b)	495	483
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	305	326
Principal Financial Group, Inc.
8.88%, 5/15/19	235	300
Prudential Financial, Inc.,
7.38%, 6/15/19 (e)	150	186
MTN
6.63%, 12/1/37	130	151
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	325	307
Regions Financial Corp.
5.75%, 6/15/15 (e)	265	280
Santander Holdings USA, Inc.
4.63%, 4/19/16 (e)	135	137
SLM Corp.,
MTN
6.25%, 1/25/16	370	385
Societe Generale SA
5.20%, 4/15/21 (b)(e)	285	274

	Face Amount (000)	Value (000)
Standard Chartered Bank
6.40%, 9/26/17 (b)	$305	$340
Svenska Handelsbanken AB
2.88%, 4/4/17 (g)	545	545
UDR, Inc.,
MTN
4.63%, 1/10/22	250	256
UnitedHealth Group, Inc.
6.63%, 11/15/37	245	311
Vornado Realty LP
3.88%, 4/15/25	243	245
Wachovia Bank NA
6.00%, 11/15/17	265	305
Wachovia Corp.
5.63%, 10/15/16	255	285
WEA Finance LLC
4.63%, 5/10/21 (b)	200	203
Wells Operating Partnership II LP
5.88%, 4/1/18	400	406
		23,925
Industrials (20.4%)
Alpha Natural Resources, Inc.,
6.00%, 6/1/19 (e)	60	55
6.25%, 6/1/21 (e)	180	163
Altria Group, Inc.,
4.13%, 9/11/15	335	366
9.25%, 8/6/19	175	236
American Honda Finance Corp.
2.13%, 2/28/17 (b)	450	452
AMERIGROUP Corp.
7.50%, 11/15/19	250	275
Anadarko Petroleum Corp.
6.95%, 6/15/19	235	287
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 1/15/15 (e)	30	33
ArcelorMittal
9.85%, 6/1/19 (e)	255	307
Archer-Daniels-Midland Co.
0.88%, 2/15/14	256	263
Aristotle Holding, Inc.
2.65%, 2/15/17 (b)	320	324
AT&T, Inc.
6.30%, 1/15/38 (e)	405	478
BAA Funding Ltd.
4.88%, 7/15/21 (b)(e)	485	495
Barrick Gold Corp.
3.85%, 4/1/22	215	215
Barrick North America Finance LLC
4.40%, 5/30/21	270	285
BAT International Finance PLC
9.50%, 11/15/18 (b)	255	348
Bemis Co., Inc.
4.50%, 10/15/21	325	340
Best Buy Co., Inc.
3.75%, 3/15/16 (e)	460	464

	Face Amount (000)	Value (000)
Bombardier, Inc.,
7.50%, 3/15/18 (b)	$115	$127
7.75%, 3/15/20 (b)(e)	220	246
Boston Scientific Corp.
6.00%, 1/15/20 (e)	295	339
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	220	269
Burlington Northern Santa Fe LLC
3.05%, 3/15/22	450	443
Canadian Oil Sands Ltd.
7.75%, 5/15/19 (b)	375	458
CBS Corp.
8.88%, 5/15/19	195	257
CenturyLink, Inc.,
5.80%, 3/15/22	205	201
6.45%, 6/15/21	80	82
CF Industries, Inc.
6.88%, 5/1/18	680	786
Chesapeake Energy Corp.,
2.50%, 5/15/37	282	257
6.78%, 3/15/19 (e)	300	298
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19 (e)	400	404
Cimarex Energy Co.
5.88%, 5/1/22 (g)	275	281
Comcast Corp.,
5.15%, 3/1/20 (e)	255	294
5.70%, 5/15/18	120	142
ConAgra Foods, Inc.
8.25%, 9/15/30	285	363
Concho Resources, Inc.
7.00%, 1/15/21 (e)	55	59
Constellation Brands, Inc.
7.25%, 9/1/16	140	159
Continental Resources, Inc.
7.13%, 4/1/21	280	312
Cooper US, Inc.
5.25%, 11/15/12	290	298
Corning, Inc.,
4.75%, 3/15/42 (e)	125	121
7.25%, 8/15/36 (e)	195	234
CRH America, Inc.
6.00%, 9/30/16	360	392
CSC Holdings LLC
6.75%, 11/15/21 (b)(e)	240	251
Darden Restaurants, Inc.
6.20%, 10/15/17 (e)	590	666
Delhaize Group SA
5.70%, 10/1/40	366	339
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22 (b)	450	445
DISH DBS Corp.
7.13%, 2/1/16	220	244
Ecolab, Inc.
3.00%, 12/8/16 (e)	270	281
Fidelity National Information Services, Inc.
5.00%, 3/15/22 (b)	638	632

	Face Amount (000)	Value (000)
Fiserv, Inc.
3.13%, 6/15/16	$230	$235
FMG Resources August 2006 Pty Ltd.,
6.38%, 2/1/16 (b)	205	205
6.88%, 2/1/18 (b)(e)	75	75
Ford Motor Credit Co. LLC
5.00%, 5/15/18	400	415
Frontier Communications Corp.
8.50%, 4/15/20	40	42
Gap, Inc. (The)
5.95%, 4/12/21 (e)	345	349
Georgia-Pacific LLC,
7.75%, 11/15/29	195	244
8.88%, 5/15/31	255	345
Gilead Sciences, Inc.,
1.00%, 5/1/14	275	338
5.65%, 12/1/41	290	311
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	300	318
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	255	298
Hewlett-Packard Co.
4.65%, 12/9/21	485	508
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	180	186
Home Depot, Inc. (The)
5.88%, 12/16/36	435	523
Hyatt Hotels Corp.
6.88%, 8/15/19 (b)	220	254
Ingram Micro, Inc.
5.25%, 9/1/17	115	121
Intel Corp.
2.95%, 12/15/35 (e)	282	326
International Game Technology
3.25%, 5/1/14	236	269
Kinross Gold Corp.
5.13%, 9/1/21 (b)(e)	330	336
KLA-Tencor Corp.
6.90%, 5/1/18	400	478
Koninklijke Philips Electronics
3.75%, 3/15/22	450	454
Kraft Foods, Inc.
5.38%, 2/10/20	425	492
L-3 Communications Corp.
4.95%, 2/15/21 (e)	395	414
Lafarge SA
6.20%, 7/9/15 (b)	295	311
Lam Research Corp.
1.25%, 5/15/18 (b)(e)	312	329
Life Technologies Corp.
6.00%, 3/1/20	385	441
LyondellBasell Industries
5.00%, 4/15/19 (b)(g)	625	627
Macy’s Retail Holdings, Inc.
3.88%, 1/15/22	160	161
Marathon Petroleum Corp.
5.13%, 3/1/21 (e)	490	534

	Face Amount (000)	Value (000)
MeadWestvaco Corp.
7.38%, 9/1/19 (e)	$95	$111
Medtronic, Inc.,
Series B
1.63%, 4/15/13	269	273
Micron Technology, Inc.
1.88%, 6/1/14	288	294
Microsoft Corp.
Zero Coupon, 6/15/13 (b)(e)	256	282
Molson Coors Brewing Co.
2.50%, 7/30/13 (e)	238	250
NBC Universal Media LLC
5.15%, 4/30/20	360	408
News America, Inc.
4.50%, 2/15/21 (e)	230	246
PepsiCo, Inc.
2.75%, 3/5/22	400	390
Phillips 66
4.30%, 4/1/22 (b)	475	484
Pioneer Natural Resources Co.
7.50%, 1/15/20	225	276
priceline.com, Inc.
1.00%, 3/15/18 (b)	78	83
Quest Diagnostics, Inc.
6.95%, 7/1/37	260	319
QVC, Inc.
7.13%, 4/15/17 (b)(e)	365	391
Qwest Corp.
6.88%, 9/15/33 (e)	495	493
RadioShack Corp.
2.50%, 8/1/13 (b)	269	258
Sable International Finance Ltd.
7.75%, 2/15/17 (b)	164	172
SABMiller Holdings, Inc.
3.75%, 1/15/22 (b)	255	260
SBA Telecommunications, Inc.
8.25%, 8/15/19 (e)	255	282
Sonoco Products Co.
5.75%, 11/1/40	235	251
Symantec Corp.,
Series B
1.00%, 6/15/13 (e)	233	262
Syngenta Finance
3.13%, 3/28/22	245	247
Telstra Corp., Ltd.
4.80%, 10/12/21 (b)(e)	285	310
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	615	624
Time Warner, Inc.,
4.75%, 3/29/21 (e)	250	275
4.88%, 3/15/20 (e)	100	111
5.88%, 11/15/16	95	111
Total Capital International SA
2.88%, 2/17/22 (e)	425	408
Vale Overseas Ltd.
5.63%, 9/15/19	250	281

	Face Amount (000)	Value (000)
Valspar Corp.
4.20%, 1/15/22	$430	$441
Verisk Analytics, Inc.
5.80%, 5/1/21	270	289
Verizon Communications, Inc.,
4.60%, 4/1/21 (e)	200	222
8.95%, 3/1/39	130	202
Vivendi SA
6.63%, 4/4/18 (b)	240	270
Volkswagen International Finance N.V.
2.38%, 3/22/17 (b)(e)	360	362
Weatherford Bermuda
4.50%, 4/15/22	250	250
Wesfarmers Ltd.
2.98%, 5/18/16 (b)(e)	255	261
Woolworths Ltd.
4.00%, 9/22/20 (b)	335	345
WPP Finance UK
8.00%, 9/15/14	170	195
Wyndham Worldwide Corp.
4.25%, 3/1/22 (e)	445	437
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 3/15/22 (b)(e)	450	440
		36,871
Utilities (2.4%)
Boston Gas Co.
4.49%, 2/15/42 (b)	275	277
CMS Energy Corp.,
5.05%, 3/15/22	405	410
6.25%, 2/1/20	230	252
EDF SA
4.60%, 1/27/20 (b)(e)	210	223
Energy Transfer Partners LP
9.00%, 4/15/19	124	154
Enterprise Products Operating LLC,
5.25%, 1/31/20 (e)	110	123
Series N
6.50%, 1/31/19	370	440
EQT Corp.
4.88%, 11/15/21	250	254
Exelon Generation Co., LLC
6.25%, 10/1/39	375	440
FirstEnergy Solutions Corp.
6.05%, 8/15/21	525	590
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.25%, 6/15/22	150	158
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	310	363
8.75%, 5/1/19 (e)	185	241
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	400	417
		4,342
		65,138

	Face Amount (000)	Value (000)
Mortgages - Other (6.2%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36 (c)	$752	$503
5.91%, 10/25/36 (c)	1,320	872
6.00%, 4/25/36	823	824
Banc of America Funding Corp.
0.61%, 8/25/36 (c)	338	308
Chase Mortgage Finance Corp.
6.00%, 11/25/36	769	651
Chaseflex Trust
6.00%, 2/25/37	1,003	712
Countrywide Home Loan Mortgage Pass-Through Trust
0.54%, 4/25/46 (c)	1,321	375
First Horizon Alternative Mortgage Securities
6.25%, 8/25/36	491	364
GS Mortgage Securities Corp.
7.50%, 9/25/36 (b)(c)	573	438
GSR Mortgage Loan Trust
5.75%, 1/25/37	793	744
JP Morgan Mortgage Trust,
6.00%, 6/25/37	424	391
6.25%, 7/25/36	597	560
Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36	1,211	1,098
6.50%, 9/25/37	1,529	1,162
Residential Accredit Loans, Inc.
0.74%, 3/25/35 (c)	567	320
Structured Asset Mortgage Investments, Inc.
0.47%, 8/25/36 (c)	1,248	297
WaMu Mortgage Pass-Through Certificates,
1.14%, 7/25/46 (c)	973	640
5.13%, 6/25/37 (c)	1,284	942
		11,201
Municipal Bonds (1.5%)
Chicago, IL, Transit Authority
6.20%, 12/1/40	255	290
City of Chicago, IL
6.40%, 1/1/40	100	123
City of New York, NY,
Series G-1
5.97%, 3/1/36	215	264
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	630	756
Municipal Electric Authority of Georgia
6.66%, 4/1/57	415	466
New York City, NY, Transitional Finance Authority
5.27%, 5/1/27	210	249
State of California,
General Obligation Bonds
5.95%, 4/1/16	485	550
		2,698

	Face Amount (000)	Value (000)
Sovereign (1.8%)
Bermuda Government International Bond
5.60%, 7/20/20 (b)	$300	$340
Brazilian Government International Bond
4.88%, 1/22/21 (e)	750	853
Korea Development Bank (The)
3.88%, 5/4/17	200	208
4.38%, 8/10/15	335	355
Korea Finance Corp.
4.63%, 11/16/21	420	430
Mexico Government International Bond
3.63%, 3/15/22 (e)	350	359
Russian Foreign Bond - Eurobond
3.25%, 4/4/17 (b)(g)	600	605
		3,150
U.S. Agency Securities (3.1%)
Federal National Mortgage Association,
1.25%, 9/28/16	3,650	3,675
5.38%, 6/12/17	1,580	1,905
		5,580
U.S. Treasury Securities (14.9%)
U.S. Treasury Bond
3.50%, 2/15/39	6,600	6,858
U.S. Treasury Notes,
0.75%, 6/15/14	2,705	2,727
0.88%, 11/30/16	3,950	3,934
1.75%, 7/31/15	3,500	3,630
2.25%, 1/31/15 – 3/31/16	9,250	9,765
		26,914
Total Fixed Income Securities (Cost $169,123)		174,726

Shares
Short-Term Investments (19.4%)
Securities held as Collateral on Loaned Securities (7.9%)
Investment Company (6.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	11,936,766	11,937

Face Amount (000)
Repurchase Agreements (1.3%)
Barclays Capital, Inc., (0.15%, dated 3/30/12, due 4/2/12; proceeds $317; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 1/1/42; valued at $323)	$317	317

	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc., (0.25%, dated 3/30/12, due 4/2/12; proceeds $1,958; fully collateralized by Common Stocks; Alliance Data Systems Corp.; American International Group, Inc.; Boeing Co. (The); Energy Transfer Equity LP; Freeport-McMoRan Copper & Gold, Inc.; GNC Holdings, Inc.; Hershey Co. (The); L-3 Communications Holdings, Inc.; McKesson Corp.; Teva Pharmaceutical Industries Ltd.; Two Harbors Investment Corp.; Vale SA; valued at $2,115)	$1,958	$1,958
		2,275
Total Securities held as Collateral on Loaned Securities (Cost $14,212)		14,212

Shares
Investment Company (6.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $11,418)	11,417,964	11,418

	Face Amount (000)
U.S. Treasury Securities (5.2%)
U.S. Treasury Bills,
0.05%, 6/7/12 (i)	$6,350	6,349
0.08%, 6/14/12 (i)(j) (Cost $9,349)	3,000	3,000
		9,349
Total Short-Term Investments (Cost $34,979)		34,979
Total Investments (116.3%) (Cost $204,102) Including $13,924 of Securities Loaned (k)+		209,705
Liabilities in Excess of Other Assets (-16.3%)		(29,464)
Net Assets (100.0%)		$180,241

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2012.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2012.
(e)

The value of loaned securities and related collateral outstanding at March 31, 2012 were approximately $13,924,000 and $14,255,000, respectively. The Portfolio received cash collateral of approximately $14,255,000, of which $14,212,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 31, 2012, there was uninvested cash of approximately $43,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

For the three months ended March 31, 2012, the proceeds from sales of Citigroup, Inc., Commercial Mortgage Backed Securities and Corporate Bond, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $1,290,000, including net realized gains of approximately $43,000.

(g)	When-issued security.

(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(i)	Rate shown is the yield to maturity at March 31, 2012.
(j)	All or a portion of the security was pledged as collateral for swap agreements.
(k)

Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $204,102,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $5,603,000 of which approximately $6,850,000 related to appreciated securities and approximately $1,247,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	NOK	2,758	$484	4/4/12	USD	491	$491	$7
JPMorgan Chase Bank	USD	962	962	4/4/12	NOK	5,475	962	(— @	)
UBS AG	NOK	1	— @	4/4/12	USD	— @	— @	(— @	)
UBS AG	NOK	2,717	477	4/4/12	USD	479	479	2
Goldman Sachs	AUD	1,690	1,750	4/5/12	USD	1,795	1,795	45
Goldman Sachs	USD	416	416	4/5/12	CHF	380	421	5
Goldman Sachs	USD	— @	— @	4/5/12	SEK	— @	— @	(— @	)
JPMorgan Chase Bank	CHF	380	421	4/5/12	USD	417	417	(4)
UBS AG	CAD	1,769	1,774	4/5/12	USD	1,773	1,773	(1)
UBS AG	SEK	1,895	287	4/5/12	USD	285	285	(2)
UBS AG	USD	1,774	1,774	4/5/12	CAD	1,769	1,774	— @
UBS AG	USD	— @	— @	4/5/12	CHF	— @	— @	— @
UBS AG	USD	278	278	4/5/12	SEK	1,895	286	8
Wells Fargo Bank	USD	1,751	1,751	4/5/12	AUD	1,690	1,750	(1)
UBS AG	USD	1,772	1,772	4/30/12	CAD	1,769	1,772	(— @	)
Wells Fargo Bank	AUD	1,690	1,745	4/30/12	USD	1,746	1,746	1
			$13,891				$13,951	$60

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)

Long:
U.S. Treasury 2 yr. Note	82	$18,051	Jun-12	$(11)
U.S. Treasury 10 yr. Note	18	2,331	Jun-12	— @

Short:
U.S. Treasury 5 yr. Note	40	(4,902)	Jun-12	(10)
U.S. Treasury Ultra Long Bond	20	(3,019)	Jun-12	(40)
				$(61)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	6 Month EURIBOR	Pay	4.26%	8/18/26	EUR	9,180	$410
Bank of America	3 Month LIBOR	Receive	4.35	8/18/26	$12,300	(218)
Bank of America	6 Month EURIBOR	Receive	3.61	8/18/31	EUR	11,595	(357)
Bank of America	3 Month LIBOR	Pay	4.15	8/18/31	$15,255	210
Goldman Sachs International	3 Month LIBOR	Receive	2.42	3/22/22	2,040	(28)
JPMorgan Chase Bank	3 Month LIBOR	Receive	2.43	3/22/22	991	(15)
$2

@		Value is less than $500.
EURIBOR		Euro Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$792	$—	$792
Agency Fixed Rate Mortgages	—	44,244	—	44,244
Asset-Backed Securities	—	4,405	—	4,405
Collateralized Mortgage Obligations - Agency Collateral Series	—	7,212	—	7,212
Commercial Mortgage Backed Securities	—	3,392	—	3,392
Corporate Bonds	—	65,138	—	65,138
Mortgages - Other	—	11,201	—	11,201
Municipal Bonds	—	2,698	—	2,698
Sovereign	—	3,150	—	3,150
U.S. Agency Securities	—	5,580	—	5,580
U.S. Treasury Securities	—	26,914	—	26,914
Total Fixed Income Securities	—	174,726	—	174,726
Short-Term Investments
Investment Company	23,355	—	—	23,355
Repurchase Agreements	—	2,275	—	2,275
U.S. Treasury Securities	—	9,349	—	9,349
Total Short-Term Investments	23,355	11,624	—	34,979
Foreign Currency Exchange Contracts	—	68	—	68
Futures Contracts	— @	—	—	— @
Interest Rate Swap Agreements	—	620	—	620
Total Assets	23,355	187,038	—	210,393
Liabilities: Foreign Currency Exchange Contracts	—	(8)	—	(8)
Futures Contracts	(61)	—	—	(61)
Interest Rate Swap Agreements	—	(618)	—	(618)
Total Liabilities	(61)	(626)	—	(687)
Total	$23,294	$186,412	$—	$209,706

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

@	Value is less than $500.

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (89.7%)
Argentina (1.5%)
Sovereign (1.5%)
Argentina Boden Bonds,
7.00%, 10/3/15		$5,020	$4,738

Brazil (11.1%)
Corporate Bonds (2.8%)
Banco Safra Cayman Islands Ltd.,
6.75%, 1/27/21 (a)		870	933
6.75%, 1/27/21 (b)		1,280	1,373
Centrais Eletricas Brasileiras SA,
5.75%, 10/27/21 (a)(b)		2,210	2,430
Odebrecht Finance Ltd.,
6.00%, 4/5/23 (a)(b)		3,790	3,958
			8,694
Sovereign (8.3%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20 (b)		1,360	1,523
5.50%, 7/12/20		2,500	2,800
6.37%, 6/16/18 (a)(b)		788	920
Brazilian Government International Bond,
4.88%, 1/22/21 (a)		1,070	1,216
5.88%, 1/15/19		7,507	9,016
7.13%, 1/20/37		4,550	6,268
8.00%, 1/15/18		76	91
8.88%, 10/14/19		3,075	4,362
			26,196
			34,890
Chile (1.3%)
Corporate Bond (0.6%)
Banco Santander Chile,
6.50%, 9/22/20	CLP	884,500	1,759

Sovereign (0.7%)
Chile Government International Bond,
5.50%, 8/5/20		1,023,000	2,199
			3,958
Colombia (3.6%)
Sovereign (3.6%)
Colombia Government International Bond,
4.38%, 7/12/21		$3,900	4,261
6.13%, 1/18/41		2,200	2,706
7.38%, 3/18/19		540	695
11.75%, 2/25/20		2,390	3,818
			11,480
Croatia (0.6%)
Sovereign (0.6%)
Croatia Government International Bond,
6.63%, 7/14/20		850	846

	Face Amount (000)	Value (000)
6.63%, 7/14/20 (b)	$920	$915
		1,761
Ecuador (0.6%)
Sovereign (0.6%)
Ecuador Government International Bond,
9.38%, 12/15/15	1,970	2,009
Ghana (0.2%)
Sovereign (0.2%)
Republic of Ghana,
8.50%, 10/4/17 (b)	116	133
8.50%, 10/4/17	360	414
		547
Hungary (0.5%)
Sovereign (0.5%)
Hungary Government International Bond,
6.38%, 3/29/21 (a)	1,110	1,021
7.63%, 3/29/41	520	473
		1,494
India (0.2%)
Corporate Bond (0.2%)
Reliance Holdings USA, Inc.,
6.25%, 10/19/40 (b)	660	604

Indonesia (5.7%)
Sovereign (5.7%)
Indonesia Government International Bond,
6.88%, 1/17/18 (b)	250	299
7.75%, 1/17/38	600	835
7.75%, 1/17/38 (b)	2,926	4,074
11.63%, 3/4/19 (a)(b)	640	957
11.63%, 3/4/19	2,000	2,990
Majapahit Holding BV,
7.75%, 1/20/20	7,320	8,858
		18,013
Kazakhstan (4.4%)
Sovereign (4.4%)
Development Bank of Kazakhstan JSC,
5.50%, 12/20/15	210	226
5.50%, 12/20/15 (b)	1,150	1,236
Intergas Finance BV,
6.38%, 5/14/17	410	450
KazMunayGas National Co.,
6.38%, 4/9/21 (a)(b)	2,140	2,374
6.38%, 4/9/21	3,260	3,617
9.13%, 7/2/18	2,280	2,849
9.13%, 7/2/18 (b)	2,610	3,262
		14,014

		Face Amount (000)	Value (000)
Lithuania (1.2%)
Sovereign (1.2%)
Lithuania Government International Bond,
6.13%, 3/9/21 (b)		$380	$408
6.63%, 2/1/22 (a)(b)		1,290	1,434
7.38%, 2/11/20		1,680	1,974
			3,816
Malaysia (1.0%)
Sovereign (1.0%)
Malaysia Government Bond,
3.21%, 5/31/13	MYR	9,500	3,107

Mexico (14.4%)
Corporate Bonds (0.9%)
Cemex SAB de CV,
9.00%, 1/11/18		$300	284
9.00%, 1/11/18 (b)		1,830	1,734
Petroleos Mexicanos,
4.88%, 1/24/22 (a)		890	937
			2,955
Sovereign (13.5%)
Mexican Bonos,
8.00%, 6/11/20	MXN	65,889	5,834
Mexico Government International Bond,
3.63%, 3/15/22 (a)		$5,360	5,494
5.63%, 1/15/17		689	800
5.95%, 3/19/19		5,872	7,070
6.05%, 1/11/40		2,140	2,589
6.75%, 9/27/34		3,871	4,994
Pemex Project Funding Master Trust,
6.63%, 6/15/35 – 6/15/38		2,901	3,336
8.63%, 12/1/23		1,350	1,735
Petroleos Mexicanos,
4.88%, 1/24/22 (b)		2,060	2,168
5.50%, 1/21/21 (a)		6,320	6,999
8.00%, 5/3/19		1,176	1,494
			42,513
			45,468
Panama (1.7%)
Sovereign (1.7%)
Panama Government International Bond,
5.20%, 1/30/20		2,050	2,360
8.88%, 9/30/27		1,183	1,819
9.38%, 4/1/29		740	1,189
			5,368
Peru (1.8%)
Sovereign (1.8%)
Peruvian Government International Bond,

	Face Amount (000)	Value (000)
5.63%, 11/18/50	$2,000	$2,250
7.35%, 7/21/25	1,450	1,988
8.75%, 11/21/33	955	1,486
		5,724
Philippines (4.7%)
Sovereign (4.7%)
Philippine Government International Bond,
4.00%, 1/15/21	7,382	7,724
8.38%, 6/17/19	2,171	2,888
9.50%, 2/2/30	2,571	4,075
		14,687
Poland (0.3%)
Sovereign (0.3%)
Poland Government International Bond,
5.00%, 3/23/22	810	858

Russia (13.0%)
Corporate Bonds (0.7%)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
7.75%, 2/2/21 (a)(b)	1,310	1,299
VimpelCom Holdings BV,
7.50%, 3/1/22 (b)	840	819
Vnesheconombank Via VEB Finance PLC,
6.90%, 7/9/20	4,850	5,262
		7,380
Sovereign (12.3%)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
6.30%, 5/15/17 (b)	1,401	1,492
6.30%, 5/15/17	3,200	3,408
7.18%, 5/16/13	10	11
7.18%, 5/16/13 (b)	1,210	1,270
Russian Foreign Bond - Eurobond,
5.00%, 4/29/20	9,300	9,959
5.63%, 4/4/42 (b)(c)	6,600	6,652
7.50%, 3/31/30 (b)	525	630
7.50%, 3/31/30	4,225	5,075
12.75%, 6/24/28	2,700	4,877
		33,374
		40,754
South Africa (2.2%)
Sovereign (2.2%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21	3,230	3,408
5.75%, 1/26/21 (b)	3,278	3,458
		6,866

	Face Amount (000)	Value (000)
Sri Lanka (0.2%)
Sovereign (0.2%)
Sri Lanka Government International Bond,
6.25%, 10/4/20	$139	$139
6.25%, 10/4/20 (b)	510	510
		649
Turkey (5.5%)
Corporate Bond (0.2%)
Export Credit Bank of Turkey,
5.38%, 11/4/16 (b)	780	792

Sovereign (5.3%)
Turkey Government International Bond,
5.63%, 3/30/21	8,230	8,629
6.88%, 3/17/36	3,879	4,325
7.00%, 3/11/19	355	407
7.50%, 7/14/17	998	1,155
11.88%, 1/15/30	1,340	2,270
		16,786
		17,578
Ukraine (1.9%)
Sovereign (1.9%)
Ukraine Government International Bond,
6.58%, 11/21/16	636	554
6.75%, 11/14/17	2,740	2,411
7.75%, 9/23/20 (a)(b)	3,620	3,113
		6,078
Uruguay (0.3%)
Sovereign (0.3%)
Uruguay Government International Bond,
8.00%, 11/18/22	640	885

Venezuela (11.8%)
Sovereign (11.8%)
Petroleos de Venezuela SA,
8.50%, 11/2/17	21,350	19,033
Venezuela Government International Bond,
6.00%, 12/9/20	880	658
7.65%, 4/21/25	3,450	2,622
9.00%, 5/7/23	1,450	1,243
9.25%, 9/15/27	15,269	13,544
		37,100
Total Fixed Income Securities (Cost $261,036)		282,446

	No. of Warrants	Value (000)
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (d)(e)	750	$135

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation expires 4/15/20 (d)(e)	3,750	116
Total Warrants (Cost $—)		251

	Shares
Short-Term Investments (18.0%)
Securities held as Collateral on Loaned Securities (6.8%)
Investment Company (5.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	17,899,216	17,899

	Face Amount (000)
Repurchase Agreements (1.1%)
Barclays Capital, Inc., (0.15%, dated 3/30/12, due 4/2/12; proceeds $475; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 1/1/42; valued at $485)	$475	475
Merrill Lynch & Co., Inc., (0.25%, dated 3/30/12, due 4/2/12; proceeds $2,937; fully collateralized by Common Stocks; Alliance Data Systems Corp.; American International Group, Inc.; Boeing Co. (The); Energy Transfer Equity LP; Freeport-McMoRan Copper & Gold, Inc.; GNC Holdings, Inc.; Hershey Co. (The); L-3 Communications Holdings, Inc.; McKesson Corp.; Teva Pharmaceutical Industries Ltd.; Two Harbors Investment Corp.; Vale SA; valued at $3,171)	2,937	2,937
		3,412
Total Securities held as Collateral on Loaned Securities (Cost $21,311)		21,311

	Shares
Investment Company (11.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $35,226)	35,226,463	35,226
Total Short-Term Investments (Cost $56,537)		56,537
Total Investments (107.8%) (Cost $317,573) Including $20,933 of Securities Loaned (g)+		339,234
Liabilities in Excess of Other Assets (-7.8%)		(24,654)
Net Assets		$314,580

(a)

The value of loaned securities and related collateral outstanding at March 31, 2012 were approximately $20,933,000 and $21,376,000, respectively. The Portfolio received cash collateral of approximately $21,311,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 31, 2012, there was uninvested cash of approximately $65,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	When-issued security.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2012.
(e)	Security has been deemed illiquid at March 31, 2012.
(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)	Securities are available for collateral in connection with purchase of when-issued securities, open foreign currency exchange contracts and futures contracts.
+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $317,573,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $21,661,000 of which approximately $22,724,000 related to appreciated securities and approximately $1,063,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	USD	1,047	$1,047	4/16/12	CLP	510,832	$1,043	$(4)

CLP	—	Chilean Peso
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	150	$19,423	Jun-12	$(282)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$22,184	$—	$22,184
Sovereign	—	260,262	—	260,262
Total Fixed Income Securities	—	282,446	—	282,446
Warrants	—	251	—	251
Short-Term Investments
Investment Companies	53,125	—	—	53,125
Repurchase Agreements	—	3,412	—	3,412
Total Short-Term Investments	53,125	3,412	—	56,537
Total Assets	53,125	286,109	—	339,234
Liabilities:
Futures Contracts	(282)	—	—	(282)
Foreign Currency Exchange Contracts	—	(4)	—	(4)
Total Liabilities	(282)	(4)	—	(286)
Total	$52,843	$286,105	$—	$338,948

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (98.7%)
Brazil (10.0%)
Banco do Brasil SA	67,600	$961
BRF - Brasil Foods SA	343,494	6,774
Cia de Bebidas das Americas (Preference) ADR (a)	183,600	7,586
Cielo SA	98,400	3,336
Itau Unibanco Holding SA (Preference)	106,300	2,034
Itau Unibanco Holding SA (Preference) ADR	249,970	4,797
MRV Engenharia e Participacoes SA	192,700	1,367
PDG Realty SA Empreendimentos e Participacoes	706,600	2,442
Petroleo Brasileiro SA	100,354	1,336
Petroleo Brasileiro SA (Preference)	128,904	1,649
Petroleo Brasileiro SA ADR	113,100	3,004
Petroleo Brasileiro SA Sponsored ADR	151,393	3,870
Telefonica Brasil SA ADR	10,575	324
Ultrapar Participacoes SA	140,520	3,079
Vale SA (Preference)	29,555	671
Vale SA (Preference) ADR (a)	179,225	4,067
Vale SA ADR (a)	75,100	1,752
		49,049
Chile (2.7%)
Banco Santander Chile ADR	29,200	2,514
Cencosud SA	403,569	2,668
Empresa Nacional de Electricidad SA	1,269,824	2,287
SACI Falabella	313,609	3,032
Sociedad Quimica y Minera de Chile SA ADR	49,800	2,922
		13,423
China (11.6%)
Ajisen China Holdings Ltd. (a)(b)	1,502,000	1,973
Belle International Holdings Ltd. (b)	1,686,000	3,026
China Construction Bank Corp. H Shares (b)	7,100,430	5,486
China Mengniu Dairy Co., Ltd. (b)	2,125,000	6,225
China Pacific Insurance Group Co., Ltd. H Shares (b)	1,385,200	4,290
China Resources Enterprise Ltd. (b)	620,000	2,164
China Resources Power Holdings Co., Ltd. (b)	1,407,300	2,606
China Telecom Corp., Ltd. H Shares (b)	8,744,000	4,842
China ZhengTong Auto Services Holdings Ltd. (a)(b)(c)	977,000	979
Chow Tai Fook Jewellery Group Ltd. (a)(b)(c)	885,600	1,403
Hengan International Group Co., Ltd. (a)(b)	348,000	3,518
PetroChina Co., Ltd. H Shares (b)	3,888,000	5,497
Ping An Insurance Group Co. H Shares (a)(b)	574,500	4,343
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)(c)	1,044,500	1,673
Tencent Holdings Ltd. (a)(b)	262,900	7,333
Tsingtao Brewery Co., Ltd. H Shares (a)(b)	270,000	1,458
		56,816
Czech Republic (0.9%)
CEZ AS	72,200	3,102
Telefonica Czech Republic AS	67,900	1,425
		4,527
Egypt (0.6%)
Commercial International Bank Egypt SAE	109,361	452
Juhayna Food Industries (c)	976,892	712

	Shares	Value (000)
Telecom Egypt Co.	683,996	$1,603
		2,767
Hong Kong (0.7%)
Samsonite International SA (c)	1,819,200	3,308

Hungary (0.8%)
Richter Gedeon Nyrt	23,313	3,999

India (7.5%)
ACC Ltd.	95,772	2,556
Asian Paints Ltd.	30,663	1,951
Dr. Reddy’s Laboratories Ltd.	84,544	2,929
Glenmark Pharmaceuticals Ltd.	322,545	1,959
HDFC Bank Ltd.	441,468	4,505
IndusInd Bank Ltd.	364,141	2,338
ITC Ltd.	810,028	3,608
Jindal Steel & Power Ltd.	156,275	1,672
Larsen & Toubro Ltd.	68,923	1,771
Reliance Industries Ltd.	87,711	1,292
Tata Consultancy Services Ltd.	116,237	2,667
Tata Motors Ltd.	754,113	4,074
Tata Steel Ltd.	296,407	2,745
Yes Bank Ltd.	355,900	2,576
		36,643
Indonesia (5.1%)
Astra International Tbk PT	568,900	4,601
Bank Central Asia Tbk PT	2,275,000	1,990
Bank Mandiri Tbk PT	4,365,000	3,270
Indofood Sukses Makmur Tbk PT	4,501,500	2,388
Indosat Tbk PT	4,712,500	2,603
Kalbe Farma Tbk PT	4,411,500	1,713
Lippo Karawaci Tbk PT	48,411,000	4,235
Telekomunikasi Indonesia Tbk PT	5,257,000	4,024
		24,824
Korea, Republic of (16.5%)
Cheil Industries, Inc.	22,777	1,926
Cheil Worldwide, Inc.	68,055	1,087
Doosan Heavy Industries and Construction Co., Ltd.	12,979	731
Hyundai Engineering & Construction Co., Ltd.	45,969	3,278
Hyundai Heavy Industries Co., Ltd.	13,041	3,700
Hyundai Motor Co.	35,174	7,233
Hyundai Steel Co.	21,675	1,951
KB Financial Group, Inc.	74,713	2,727
Korea Aerospace Industries Ltd.	67,910	1,741
Korean Air Lines Co., Ltd. (c)	44,361	1,958
LG Chem Ltd.	14,083	4,599
LG Household & Health Care Ltd.	3,770	1,980
Mando Corp.	9,145	1,344
NCSoft Corp.	7,239	1,913
Nexon Co., Ltd. (c)	183,400	3,195
NHN Corp.	12,835	2,945
Samsung Electronics Co., Ltd.	17,167	19,318
Samsung Electronics Co., Ltd. (Preference)	6,206	4,354

	Shares	Value (000)
Samsung Fire & Marine Insurance Co., Ltd.	11,896	$2,247
Samsung Heavy Industries Co., Ltd.	38,810	1,293
Shinhan Financial Group Co., Ltd.	98,612	3,808
SK C&C Co., Ltd.	18,198	1,799
SK Innovation Co., Ltd.	11,497	1,679
SM Entertainment Co. (c)	40,895	1,731
SSCP Co., Ltd. (c)	9,644	41
Woongjin Coway Co., Ltd.	75,932	2,520
		81,098
Malaysia (2.9%)
AirAsia Bhd	1,910,900	2,152
Axiata Group Bhd	3,740,800	6,350
CIMB Group Holdings Bhd	1,195,900	3,002
Sime Darby Bhd	935,200	2,973
		14,477
Mexico (3.3%)
Fomento Economico Mexicano SAB de CV (Units) ADR (a)(d)	75,400	6,203
Grupo Mexico SAB de CV Series B	611,600	1,931
Grupo Televisa SAB ADR	127,900	2,696
Mexichem SAB de CV	473,600	1,825
Wal-Mart de Mexico SAB de CV Series V	1,111,200	3,729
		16,384
Peru (1.5%)
Cia de Minas Buenaventura SA ADR	80,500	3,245
Credicorp Ltd.	32,930	4,341
		7,586
Philippines (4.5%)
Ayala Corp.	371,410	3,517
Metro Pacific Investments Corp.	47,411,000	4,571
Metropolitan Bank & Trust	2,812,397	5,722
Philippine Long Distance Telephone Co.	67,850	4,267
SM Investments Corp.	276,260	4,247
		22,324
Poland (2.8%)
Jeronimo Martins SGPS SA (c)	360,580	7,346
Polskie Gornictwo Naftowe i Gazownictwo SA	242,732	315
Powszechny Zaklad Ubezpieczen SA	12,049	1,260
Telekomunikacja Polska SA	921,055	5,063
		13,984
Qatar (0.5%)
Industries Qatar QSC	63,200	2,439

Russia (3.7%)
Central European Distribution Corp. (a)(c)	148,705	760
Eurasia Drilling Co., Ltd. GDR	62,018	1,710
Gazprom OAO ADR	314,610	3,838
Lukoil OAO ADR	136,658	8,227

	Shares	Value (000)
Rosneft Oil Co. (Registerd GDR)	531,762	$3,765
		18,300
South Africa (5.0%)
AngloGold Ashanti Ltd. (a)	50,970	1,876
AVI Ltd.	514,370	3,111
Clicks Group Ltd.	453,400	2,644
Life Healthcare Group Holdings Ltd.	98,100	320
Naspers Ltd., Class N	98,946	5,559
Pick n Pay Stores Ltd.	483,944	2,744
SABMiller PLC	156,583	6,272
Sasol Ltd.	47,300	2,285
		24,811
Switzerland (0.5%)
Swatch Group AG (The)	5,507	2,535

Taiwan (7.4%)
Advanced Semiconductor Engineering, Inc.	1,762,000	1,773
Asustek Computer, Inc.	265,928	2,509
Catcher Technology Co., Ltd.	247,000	1,745
Chailease Holding Co. Ltd. (c)	694,000	995
Formosa Plastics Corp.	559,000	1,646
Foxconn Technology Co. Ltd.	5,000	21
Fubon Financial Holding Co., Ltd.	1,526,614	1,720
Hon Hai Precision Industry Co., Ltd.	1,778,024	6,898
HTC Corp.	67,570	1,367
Lung Yen Life Service Corp.	421,000	1,342
MStar Semiconductor, Inc.	358,000	2,189
Taiwan Cement Corp.	1,397,000	1,635
Taiwan Semiconductor Manufacturing Co., Ltd.	3,140,000	9,032
Uni-President Enterprises Corp.	1,833,712	2,538
Yuanta Financial Holding Co., Ltd. (c)	1,574,000	819
		36,229
Thailand (4.1%)
Banpu PCL	159,450	3,153
Kasikornbank PCL (Foreign)	326,700	1,657
Kasikornbank PCL NVDR	671,200	3,351
Land and Houses PCL NVDR	16,127,400	3,607
PTT PCL (Foreign)	271,500	3,115
Siam Cement PCL NVDR	281,400	3,238
Thai Airways International PCL (c)	2,466,800	2,059
		20,180
Turkey (4.0%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	412,476	5,763
Coca-Cola Icecek AS (Units) (d)	210,743	2,690
Haci Omer Sabanci Holding AS	619,013	2,660
Turk Telekomunikasyon AS	685,326	2,976
Turkiye Garanti Bankasi AS	1,450,206	5,745
		19,834
United States (2.1%)
Mead Johnson Nutrition Co. (a)	57,439	4,737

	Shares	Value (000)
Yum! Brands, Inc.	75,231	$5,355
		10,092
Total Common Stocks (Cost $411,787)		485,629
Investment Company (0.6%)
India (0.6%)
Morgan Stanley Growth Fund (c)(e) (Cost $502)	2,790,337	3,083

Short-Term Investments (6.6%)
Securities held as Collateral on Loaned Securities (5.4%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	22,272,835	22,273

	Face Amount (000)
Repurchase Agreements (0.9%)
Barclays Capital, Inc., (0.15%, dated 3/30/12, due 4/2/12; proceeds $592; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 1/1/42; valued at $603)	$592	592
Merrill Lynch & Co., Inc., (0.25%, dated 3/30/12, due 4/2/12; proceeds $3,654; fully collateralized by Common Stocks; Alliance Data Systems Corp.; American International Group, Inc.; Boeing Co. (The); Energy Transfer Equity LP; Freeport-McMoRan Copper & Gold, Inc.; GNC Holdings, Inc.; Hershey Co. (The); L-3 Communications Holdings, Inc.; McKesson Corp.; Teva Pharmaceutical Industries Ltd.; Two Harbors Investment Corp.; Vale SA; valued at $3,946)	3,654	3,654
		4,246
Total Securities held as Collateral on Loaned Securities (Cost $26,519)		26,519

	Shares
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $5,955)	5,955,227	5,955
Total Short-Term Investments (Cost $32,474)		32,474
Total Investments (105.9%) (Cost $444,763) Including $29,824 of Securities Loaned (g)+		521,186
Liabilities in Excess of Other Assets (-5.9%)		(29,067)
Net Assets (100.0%)		$492,119

(a)

The value of loaned securities and related collateral outstanding at March 31, 2012 were approximately $29,824,000 and $30,721,000, respectively. The Portfolio received cash collateral of approximately $26,599,000, of which $26,519,00 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 31, 2012, there was uninvested cash of approximately $80,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $4,122,000 was received in the form of a Common Stock and U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(e)

For the three months ended March 31, 2012 the proceeds from sales of Morgan Stanley Growth Fund, Investment Company, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $1,290,000, including net realized gains of approximately $1,089,000.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open foreign currency exchange contracts.
+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $444,763,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $76,423,000 of which approximately $96,482,000 related to appreciated securities and approximately $20,059,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	JPY	66,857	$807	4/12/12	USD	814	$814	$7
UBS AG	JPY	62,082	750	4/12/12	USD	742	742	(8)
UBS AG	JPY	19,209	232	4/12/12	USD	231	231	(1)
UBS AG	JPY	31,041	375	4/12/12	USD	372	372	(3)
UBS AG	JPY	41,565	502	4/12/12	USD	498	498	(4)
			$2,666				$2,657	$(9)

JPY	—	Japanese Yen
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,741	$—	$—	$1,741
Airlines	4,110	2,059	—	6,169
Auto Components	1,344	—	—	1,344
Automobiles	15,908	—	—	15,908
Beverages	30,732	—	—	30,732
Capital Markets	819	—	—	819
Chemicals	14,910	—	—	14,910
Commercial Banks	58,938	2,338	—	61,276
Communications Equipment	1,367	—	—	1,367
Computers & Peripherals	4,275	—	—	4,275
Construction & Engineering	7,122	—	—	7,122
Construction Materials	7,429	—	—	7,429
Diversified Financial Services	13,463	—	—	13,463
Diversified Telecommunication Services	20,257	—	—	20,257
Electric Utilities	3,102	—	—	3,102
Electronic Equipment, Instruments & Components	6,898	—	—	6,898
Energy Equipment & Services	1,710	—	—	1,710
Food & Staples Retailing	18,651	—	—	18,651
Food Products	26,485	—	—	26,485
Health Care Providers & Services	1,993	—	—	1,993
Hotels, Restaurants & Leisure	7,328	—	—	7,328
Household Durables	6,329	—	—	6,329
Household Products	1,980	—	—	1,980
Independent Power Producers & Energy Traders	4,893	—	—	4,893
Industrial Conglomerates	9,659	—	—	9,659
Information Technology Services	7,802	—	—	7,802
Insurance	12,140	—	—	12,140
Internet Software & Services	10,278	—	—	10,278
Machinery	4,993	—	—	4,993
Media	11,073	—	—	11,073
Metals & Mining	19,910	—	—	19,910
Multiline Retail	5,676	—	—	5,676
Oil, Gas & Consumable Fuels	42,989	3,115	—	46,104
Personal Products	3,518	—	—	3,518
Pharmaceuticals	10,600	—	—	10,600
Real Estate Management & Development	7,842	—	—	7,842
Semiconductors & Semiconductor Equipment	36,666	—	—	36,666
Software	5,108	—	—	5,108
Specialty Retail	5,408	—	—	5,408
Textiles, Apparel & Luxury Goods	5,843	—	—	5,843
Tobacco	3,608	—	—	3,608
Wireless Telecommunication Services	13,220	—	—	13,220
Total Common Stocks	478,117	7,512	—	485,629
Investment Company	3,083	—	—	3,083
Short-Term Investments
Investment Company	28,228	—	—	28,228
Repurchase Agreements	—	4,246	—	4,246
Total Short-Term Investments	28,228	4,246	—	32,474
Foreign Currency Exchange Contracts	—	7	—	7
Total Assets	509,428	11,765	—	521,193
Liabilities:
Foreign Currency Exchange Contracts	—	(16)	—	(16)
Total	$509,428	$11,749	$—	$521,177

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, securities with a total value of approximately $5,174,000 transferred from Level 1 to Level 2. At March 31, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
Finland (2.5%)
Kone Oyj, Class B	40,195	$2,239

France (3.9%)
Legrand SA	94,591	3,481

Germany (2.0%)
SAP AG	25,039	1,749

Italy (1.8%)
Davide Campari-Milano SpA	231,184	1,574

Sweden (3.8%)
Swedish Match AB	85,077	3,387

Switzerland (9.8%)
Nestle SA (Registered)	136,187	8,569
Novartis AG (Registered)	3,704	205
		8,774
United Kingdom (28.6%)
Admiral Group PLC	92,547	1,757
British American Tobacco PLC	159,796	8,053
Experian PLC	76,948	1,199
Imperial Tobacco Group PLC	128,656	5,217
Reckitt Benckiser Group PLC	94,844	5,360
Unilever PLC	118,807	3,922
		25,508
United States (45.1%)
Accenture PLC, Class A	66,371	4,281
Dr. Pepper Snapple Group, Inc.	99,561	4,003
Herbalife Ltd.	46,876	3,226
Kellogg Co.	42,244	2,265
Kraft Foods, Inc., Class A	54,745	2,081
Mead Johnson Nutrition Co.	25,215	2,080
Microsoft Corp.	129,732	4,184
Moody’s Corp.	35,063	1,476
Philip Morris International, Inc.	61,296	5,431
Procter & Gamble Co. (The)	59,332	3,988
Sara Lee Corp.	137,551	2,961
Scotts Miracle-Gro Co. (The), Class A	19,234	1,042
Visa, Inc., Class A	26,751	3,157
		40,175
Total Common Stocks (Cost $60,757)		86,887

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (a) (Cost $1,910)	1,910,379	1,910
Total Investments (99.6%) (Cost $62,667) +		88,797
Other Assets in Excess of Liabilities (0.4%)		313
Net Assets (100.0%)		$89,110

(a)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, (the “Liquidity Funds”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $62,667,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $26,130,000 of which approximately $26,185,000 related to appreciated securities and approximately $55,000 related to depreciated securities.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$5,577	$—	$—	$5,577
Chemicals	1,042	—	—	1,042
Diversified Financial Services	1,476	—	—	1,476
Electrical Equipment	3,481	—	—	3,481
Food Products	21,878	—	—	21,878
Household Products	9,348	—	—	9,348
Information Technology Services	7,438	—	—	7,438
Insurance	1,757	—	—	1,757
Machinery	2,239	—	—	2,239
Personal Products	3,226	—	—	3,226
Pharmaceuticals	205	—	—	205
Professional Services	1,199	—	—	1,199
Software	5,933	—	—	5,933
Tobacco	22,088	—	—	22,088
Total Common Stocks	86,887	—	—	86,887
Short-Term Investment - Investment Company	1,910	—	—	1,910
Total Assets	$88,797	$—	$—	$88,797

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
Australia (8.4%)
CFS Retail Property Trust REIT	241,080	$447
Commonwealth Property Office Fund REIT	105,970	108
Dexus Property Group REIT (Stapled Securities) (a)	889,396	802
Goodman Group REIT (Stapled Securities) (a)	486,130	347
GPT Group REIT (Stapled Securities) (a)	272,020	879
Mirvac Group REIT (Stapled Securities) (a)(b)	419,503	508
Stockland REIT (Stapled Securities) (a)(b)	228,355	695
Westfield Group REIT (Stapled Securities) (a)(b)	267,060	2,443
Westfield Retail Trust REIT	442,537	1,183
		7,412
Austria (0.2%)
Atrium European Real Estate Ltd.	25,303	125
Conwert Immobilien Invest SE	2,093	25
		150
Belgium (0.1%)
Befimmo SCA Sicafi REIT	796	53
Cofinimmo REIT	525	65
		118
Brazil (0.6%)
BR Malls Participacoes SA	5,760	75
BR Properties SA	26,000	334
Iguatemi Empresa de Shopping Centers SA	6,800	156
		565
Canada (2.3%)
Boardwalk REIT	9,560	547
Brookfield Office Properties Canada REIT	2,807	68
Calloway REIT	5,836	159
Extendicare REIT	19,480	154
RioCan REIT	39,740	1,077
		2,005
China (1.9%)
Agile Property Holdings Ltd. (c)	98,000	113
China Overseas Land & Investment Ltd. (c)	358,080	681
China Resources Land Ltd. (c)	339,000	586
Country Garden Holdings Co. Ltd. (c)	375,000	144
Guangzhou R&F Properties Co., Ltd. H Shares (c)	66,300	79
Shimao Property Holdings Ltd. (c)	45,500	48
		1,651
Finland (0.2%)
Citycon Oyj	24,010	81
Sponda Oyj	35,274	145
		226
France (3.7%)
Altarea REIT	410	66
Fonciere Des Regions REIT	2,306	185

	Shares	Value (000)
Gecina SA REIT	1,150	$120
ICADE REIT	2,921	261
Klepierre REIT	12,936	449
Mercialys SA REIT	5,736	203
Societe de la Tour Eiffel REIT	1,017	59
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	983	108
Unibail-Rodamco SE REIT	8,942	1,788
		3,239
Germany (0.5%)
Alstria Office AG REIT	20,135	226
Deutsche Euroshop AG	1,665	59
Prime Office AG REIT (d)	19,866	119
TAG Immobilien AG (d)	3,871	36
		440
Hong Kong (16.1%)
Hang Lung Properties Ltd.	256,000	938
Henderson Land Development Co., Ltd.	105,265	581
Hongkong Land Holdings Ltd.	444,500	2,582
Hysan Development Co., Ltd.	268,580	1,075
Kerry Properties Ltd.	316,699	1,425
Link REIT (The)	248,000	923
New World Development Co., Ltd.	240,259	289
Sino Land Co., Ltd.	460,792	736
Sun Hung Kai Properties Ltd.	413,033	5,133
Swire Properties Ltd. (d)	8,100	20
Wharf Holdings Ltd.	95,816	521
		14,223
Italy (0.2%)
Beni Stabili SpA	341,761	212

Japan (8.9%)
Japan Real Estate Investment Corp. REIT	53	467
Mitsubishi Estate Co., Ltd.	167,000	2,978
Mitsui Fudosan Co., Ltd.	125,000	2,391
Nippon Building Fund, Inc. REIT	58	551
Sumitomo Realty & Development Co., Ltd.	62,000	1,494
		7,881
Malta (0.0%)
BGP Holdings PLC (d)(e)	5,886,464	—

Netherlands (1.0%)
Corio N.V. REIT	8,818	465
Eurocommercial Properties N.V. CVA REIT	7,667	291
Vastned Retail N.V. REIT	122	6
Wereldhave N.V. REIT	1,750	139
		901
Norway (0.0%)
Norwegian Property ASA	25,018	39

	Shares	Value (000)
Singapore (1.9%)
CapitaLand Ltd.	385,000	$956
CapitaMall Trust REIT	136,000	195
City Developments Ltd.	42,000	379
K-REIT Asia REIT	41,000	31
Suntec REIT	82,000	82
		1,643
Sweden (0.7%)
Atrium Ljungberg AB, Class B	9,470	112
Castellum AB	12,834	162
Fabege AB	3,823	33
Hufvudstaden AB, Class A	28,462	301
		608
Switzerland (1.0%)
Mobimo Holding AG (Registered) (d)	250	61
PSP Swiss Property AG (Registered) (d)	8,263	734
Swiss Prime Site AG (Registered) (d)	1,621	135
		930
United Kingdom (6.3%)
Big Yellow Group PLC REIT	44,748	203
British Land Co., PLC REIT	92,231	708
Capital & Counties Properties PLC	37,900	116
Capital & Regional PLC (d)	236,701	123
Capital Shopping Centres Group PLC REIT	53,004	281
Derwent London PLC REIT	8,239	230
Development Securities PLC	19,830	51
Grainger PLC	94,581	158
Great Portland Estates PLC REIT	24,770	143
Hammerson PLC REIT	113,100	752
Land Securities Group PLC REIT	94,100	1,087
LXB Retail Properties PLC (d)	169,538	312
Metric Property Investments PLC REIT	90,235	134
Quintain Estates & Development PLC (d)	160,304	99
Safestore Holdings PLC	139,168	263
Segro PLC REIT	74,688	280
Shaftesbury PLC REIT	10,427	82
ST Modwen Properties PLC	86,686	256
Unite Group PLC	102,801	324
		5,602
United States (43.5%)
Acadia Realty Trust REIT	17,701	399
Apartment Investment & Management Co., Class A REIT	49,245	1,301
Ashford Hospitality Trust, Inc. REIT	17,710	160
Assisted Living Concepts, Inc., Class A	24,060	400
AvalonBay Communities, Inc. REIT	8,693	1,229
BioMed Realty Trust, Inc. REIT	4,685	89
Boston Properties, Inc. REIT	15,830	1,662
BRE Properties, Inc. REIT	8,980	454
Brookfield Office Properties, Inc.	76,951	1,343
Camden Property Trust REIT	8,281	545
Capital Senior Living Corp. (d)	21,460	198

	Shares	Value (000)
CommonWealth REIT	9,465	$176
Coresite Realty Corp. REIT	6,360	150
Cousins Properties, Inc. REIT	58,506	443
CreXus Investment Corp. REIT	8,690	90
DCT Industrial Trust, Inc. REIT	101,810	601
Douglas Emmett, Inc. REIT	4,840	110
Equity Lifestyle Properties, Inc. REIT	10,395	725
Equity Residential REIT	51,739	3,240
Federal Realty Investment Trust REIT	5,061	490
Forest City Enterprises, Inc., Class A (d)	87,877	1,376
General Growth Properties, Inc. REIT	102,546	1,742
HCP, Inc. REIT	43,894	1,732
Health Care, Inc. REIT	5,620	309
Healthcare Realty Trust, Inc. REIT	51,517	1,133
Host Hotels & Resorts, Inc. REIT	130,609	2,145
Hudson Pacific Properties, Inc. REIT	14,160	214
Lexington Realty Trust REIT	3,690	33
Macerich Co. (The) REIT	1,130	65
Mack-Cali Realty Corp. REIT	27,717	799
Omega Healthcare Investors, Inc. REIT	9,160	195
Parkway Properties, Inc. REIT	2,088	22
ProLogis, Inc. REIT	20,249	729
PS Business Parks, Inc. REIT	3,278	215
Public Storage REIT	9,136	1,262
Regency Centers Corp. REIT	41,818	1,860
Retail Opportunity Investments Corp. REIT	24,516	295
Senior Housing Properties Trust REIT	38,204	842
Simon Property Group, Inc. REIT	33,861	4,933
Sovran Self Storage, Inc. REIT	4,100	204
STAG Industrial, Inc. REIT	6,030	84
Starwood Hotels & Resorts Worldwide, Inc.	27,664	1,561
Starwood Property Trust, Inc. REIT	16,100	338
Vornado Realty Trust REIT	28,889	2,432
Winthrop Realty Trust REIT	11,950	139
		38,464
Total Common Stocks (Cost $70,612)		86,309

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $1,859)	1,858,959	1,859
Total Investments (99.6%) (Cost $72,471) +		88,168
Other Assets in Excess of Liabilities (0.4%)		324
Net Assets (100.0%)		$88,492

(a)	Comprised of securities in separate entities that are traded as a single stapled security.
(b)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

At March 31, 2012, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $72,471,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $15,697,000 of which approximately $17,659,000 related to appreciated securities and approximately $1,962,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Commercial Financing	$428	$—	$—		$428
Diversified	32,546	—	—	†	32,546
Health Care	4,963	—	—		4,963
Industrial	2,041	—	—		2,041
Lodging/Resorts	3,866	—	—		3,866
Mixed Industrial/Office	549	—	—		549
Office	10,555	—	—		10,555
Residential	9,539	—	—		9,539
Retail	19,890	—	—		19,890
Self Storage	1,932	—	—		1,932
Total Common Stocks	86,309	—	—	†	86,309
Short-Term Investment - Investment Company	1,859	—	—		1,859
Total Assets	$88,168	$—	$—	†	$88,168

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$—

†	Includes one or more securities which are valued at zero.

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (36.7%)
Agency Fixed Rate Mortgages (4.4%)
United States (4.4%)
Federal Home Loan Mortgage Corporation,
April TBA:
3.00%, 4/25/27 (a)		$275	$285
3.50%, 4/25/42 (a)		275	282
Gold Pool:
4.00%, 12/1/41		130	136
Federal National Mortgage Association,
Conventional Pools:
4.00%, 11/1/41 – 12/1/41		657	691
5.00%, 1/1/41 – 3/1/41		342	374
5.50%, 2/1/38		166	182
6.00%, 1/1/38		247	272
6.50%, 8/1/38		62	69
Government National Mortgage Association,
April TBA:
4.00%, 4/25/42 (a)		590	633
Various Pool:
4.50%, 8/15/39		98	107
Total Agency Fixed Rate Mortgages (Cost $3,022)			3,031

Asset-Backed Securities (0.6%)
United States (0.6%)
Ally Auto Receivables Trust,
0.97%, 8/17/15		125	126
CNH Equipment Trust,
1.20%, 5/16/16		125	126
CVS Pass-Through Trust,
6.04%, 12/10/28		65	71
North Carolina State Education Assistance Authority,
1.36%, 7/25/25 (b)		100	98
Total Asset-Backed Securities (Cost $414)			421

Commercial Mortgage Backed Securities (0.5%)
United States (0.5%)
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
5.67%, 4/10/49 (b)		75	75
Greenwich Capital Commercial Funding Corp.,
5.87%, 12/10/49 (b)		90	87
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.17%, 8/15/46		105	114
6.06%, 2/15/51 (b)		65	64
Total Commercial Mortgage Backed Securities (Cost $332)			340

Corporate Bonds (9.2%)
Australia (0.8%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	100	140
Commonwealth Bank of Australia,
5.00%, 10/15/19 (c)		$125	135
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		35	35

	Face Amount (000)		Value (000)
Macquarie Group Ltd.,
6.00%, 1/14/20 (c)	$50		$50
National Australia Bank Ltd.,
3.50%, 1/23/15	EUR	50	70
Telstra Corp., Ltd.,
4.80%, 10/12/21 (c)(d)	$40		44
Wesfarmers Ltd.,
2.98%, 5/18/16 (c)	30		31
Westpac Banking Corp.,
3.00%, 12/9/15 (d)	50		52
			557
Belgium (0.1%)
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, 4/15/20	50		58

Brazil (0.2%)
Petrobras International Finance Co.,
5.75%, 1/20/20	50		56
Vale Overseas Ltd.,
5.63%, 9/15/19	85		95
			151
France (0.6%)
Banque Federative du Credit Mutuel SA,
3.00%, 10/29/15	EUR	50	68
BNP Paribas SA,
5.00%, 1/15/21	$60		61
Credit Agricole SA,
3.90%, 4/19/21	EUR	50	54
5.88%, 6/11/19	50		66
RTE EDF Transport SA,
5.13%, 9/12/18	50		77
Societe Generale SA,
6.13%, 8/20/18	50		69
			395
Germany (0.3%)
Daimler Finance North America LLC,
8.50%, 1/18/31	$75		109
Deutsche Bank AG,
5.00%, 6/24/20	EUR	50	68
			177
Israel (0.1%)
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21	$50		51

Italy (0.6%)
Enel Finance International N.V.,
5.13%, 10/7/19 (c)(d)	100		98
Finmeccanica Finance SA,
8.13%, 12/3/13	EUR	100	144
Telecom Italia Finance SA,
7.75%, 1/24/33	30		42

	Face Amount (000)		Value (000)
UniCredit SpA,
4.38%, 2/10/14	EUR	50	$68
5.75%, 9/26/17	50		66
			418
Luxembourg (0.3%)
ArcelorMittal,
9.38%, 6/3/16	50		79
9.85%, 6/1/19 (d)	$75		90
ITW Finance Europe SA,
5.25%, 10/1/14	EUR	50	73
			242
Netherlands (0.3%)
ABN Amro Bank N.V.,
3.63%, 10/6/17	50		69
Aegon N.V.,
4.63%, 12/1/15	$50		53
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.75%, 11/9/20	EUR	50	64
			186
Spain (0.1%)
Gas Natural Capital Markets SA,
4.13%, 1/26/18	50		67
Santander Holdings USA, Inc.,
4.63%, 4/19/16	$20		20
			87
Sweden (0.1%)
Nordea Bank AB,
4.00%, 3/29/21	EUR	70	88

Switzerland (0.2%)
ABB Treasury Center USA, Inc.,
2.50%, 6/15/16 (c)	$25		26
Credit Suisse AG,
4.75%, 8/5/19	EUR	75	111
			137
United Kingdom (1.7%)
Abbey National Treasury Services PLC,
3.63%, 10/14/16	100		140
BAA Funding Ltd.,
4.60%, 2/15/18	50		71
Barclays Bank PLC,
6.00%, 1/23/18 – 1/14/21	100		130
BAT International Finance PLC,
5.38%, 6/29/17	50		77
HSBC Holdings PLC,
4.50%, 4/30/14	50		71
6.25%, 3/19/18	50		74
Imperial Tobacco Finance PLC,
8.38%, 2/17/16	50		81

	Face Amount (000)		Value (000)
Lloyds TSB Bank PLC,
6.38%, 6/17/16	EUR	65	$96
6.38%, 1/21/21 (d)	$55		59
National Grid Gas PLC,
5.13%, 5/14/13	EUR	50	70
Nationwide Building Society,
6.25%, 2/25/20 (c)	$100		104
Royal Bank of Scotland PLC (The),
4.88%, 1/20/17	EUR	75	104
Standard Chartered PLC,
5.75%, 4/30/14	50		72
			1,149
United States (3.8%)
Agilent Technologies, Inc.,
5.50%, 9/14/15	$30		34
Altria Group, Inc.,
9.25%, 8/6/19	75		101
AT&T, Inc.,
6.30%, 1/15/38	40		47
BA Covered Bond Issuer,
4.13%, 4/5/12	EUR	100	133
Bank of America Corp.,
5.65%, 5/1/18	$115		123
Barrick North America Finance LLC,
4.40%, 5/30/21	40		42
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC,
5.13%, 1/15/15 (c)	25		25
Boston Scientific Corp.,
6.00%, 1/15/20	45		52
CBS Corp.,
5.75%, 4/15/20	35		40
CenturyLink, Inc.,
6.45%, 6/15/21	15		15
Citigroup, Inc.,
8.50%, 5/22/19 (e)	150		185
Comcast Corp.,
5.15%, 3/1/20 (d)	50		58
CRH America, Inc.,
6.00%, 9/30/16	55		60
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.60%, 2/15/21	60		63
General Electric Capital Corp.,
5.30%, 2/11/21	40		43
Series G
6.00%, 8/7/19	125		146
Genworth Financial, Inc.,
7.20%, 2/15/21	50		51
Georgia-Pacific LLC,
7.75%, 11/15/29	30		38
8.88%, 5/15/31	40		54
Gilead Sciences, Inc.,
4.50%, 4/1/21 (d)	50		53
Goldman Sachs Group, Inc. (The),
4.38%, 3/16/17	EUR	50	68
6.75%, 10/1/37	$100		98

	Face Amount (000)		Value (000)
Hewlett-Packard Co.,
4.65%, 12/9/21		$60	$63
Home Depot, Inc.,
5.40%, 9/15/40	100		114
International Paper Co.,
7.50%, 8/15/21 (d)	30		38
JPMorgan Chase & Co.,
4.25%, 10/15/20	100		103
L-3 Communications Corp.,
4.75%, 7/15/20	80		83
Life Technologies Corp.,
6.00%, 3/1/20	35		40
Marathon Petroleum Corp.,
5.13%, 3/1/21	35		38
Merrill Lynch & Co., Inc.,
6.75%, 5/21/13	EUR	50	70
NBC Universal Media LLC,
4.38%, 4/1/21		$100	107
News America, Inc.,
4.50%, 2/15/21 (d)	20		21
Plains All American Pipeline LP/PAA Finance Corp.,
8.75%, 5/1/19 (d)	50		65
PPL WEM Holdings PLC,
3.90%, 5/1/16 (c)	60		63
Prudential Financial, Inc.,
7.38%, 6/15/19 (d)	50		62
SLM Corp.,
6.25%, 1/25/16	65		68
UnitedHealth Group, Inc.,
3.38%, 11/15/21 (d)	30		31
4.63%, 11/15/41 (d)	30		30
Verizon Communications, Inc.,
7.35%, 4/1/39	35		47
Wells Fargo Bank NA,
6.00%, 5/23/13	EUR	50	70
			2,642
Total Corporate Bonds (Cost $6,388)			6,338

Sovereign (15.9%)
Australia (0.7%)
Australia Government Bond,
5.25%, 3/15/19	AUD	125	141
Treasury Corp. of Victoria,
5.75%, 11/15/16	300		330
			471
Canada (1.3%)
Canadian Government Bond,
4.25%, 6/1/18	CAD	670	770
Province of Ontario Canada,
4.00%, 12/3/19	EUR	85	127
			897

	Face Amount (000)		Value (000)
Chile (0.4%)
Chile Government International Bond,
5.50%, 8/5/20	CLP	130,000	$279
			279
Denmark (0.2%)
Denmark Government Bond,
4.00%, 11/15/19	DKK	485	103

France (1.6%)
France Government Bond OAT,
5.50%, 4/25/29	EUR	135	226
French Treasury Note BTAN,
3.00%, 7/12/14	600		841
			1,067
Germany (2.6%)
Bundesrepublik Deutschland,
2.25%, 9/4/21	15		21
3.25%, 7/4/15	300		437
3.50%, 7/4/19	200		307
4.25%, 7/4/17 – 7/4/39	255		429
4.75%, 7/4/34	325		596
			1,790
Italy (1.1%)
Italy Buoni Poliennali Del Tesoro,
3.00%, 6/15/15	200		264
4.00%, 9/1/20	400		508
			772
Japan (3.7%)
Japan Government Ten Year Bond,
1.30%, 12/20/13	JPY	45,000	555
1.40%, 9/20/15	58,000		730
1.70%, 6/20/18	10,000		130
1.90%, 6/20/16	5,000		64
Japan Government Thirty Year Bond,
1.70%, 6/20/33	87,000		1,035
			2,514
Mexico (0.5%)
Mexican Bonos,
10.00%, 12/5/24	MXN	3,600	369

Netherlands (0.6%)
Netherlands Government Bond,
4.00%, 7/15/19	EUR	275	421

Poland (0.4%)
Poland Government Bond,
5.25%, 10/25/17	PLN	875	285

	Face Amount (000)		Value (000)
Russia (0.3%)
Russian Foreign Bond - Eurobond,
3.25%, 4/4/17 (c)(f)	$200		$202
			202
South Africa (0.1%)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	400	51

Sweden (0.3%)
Sweden Government Bond,
4.25%, 3/12/19	SEK	1,300	228

United Kingdom (2.1%)
United Kingdom Gilt,
2.75%, 1/22/15	GBP	25	43
3.75%, 9/7/20	50		92
4.25%, 6/7/32 – 9/7/39	475		883
5.00%, 3/7/18	180		349
United Kingdom Treasury Bond,
4.25%, 3/7/36	50		93
			1,460
Total Sovereign (Cost $10,769)			10,909

U.S. Treasury Securities (6.1%)
United States (6.1%)
U.S. Treasury Bonds,
3.50%, 2/15/39	$580		603
6.88%, 8/15/25	400		591
U.S. Treasury Notes,
0.25%, 2/15/15	400		397
0.50%, 8/15/14	200		201
2.38%, 10/31/14	730		766
2.75%, 2/28/18	900		974
3.13%, 4/30/17 – 5/15/19	360		396
3.63%, 2/15/21	260		294
Total U.S. Treasury Securities (Cost $4,090)			4,222
Total Fixed Income Securities (Cost $25,015)			25,261

	Shares
Common Stocks (45.7%)
Australia (2.3%)
AGL Energy Ltd.	904	14
Alumina Ltd.	9,345	12
Amcor Ltd.	2,905	22
AMP Ltd.	7,518	34
ASX Ltd.	521	18
Australia & New Zealand Banking Group Ltd.	5,259	127
BHP Billiton Ltd.	6,142	220
Brambles Ltd.	3,179	23

	Shares	Value (000)
Coca-Cola Amatil Ltd.	560	$7
Commonwealth Bank of Australia (d)	2,661	138
CSL Ltd.	1,047	39
Echo Entertainment Group Ltd.	378	2
Fortescue Metals Group Ltd. (d)	3,024	18
GPT Group REIT (Stapled Securities) (g)	7,895	25
Incitec Pivot Ltd.	4,364	14
Insurance Australia Group Ltd.	5,277	19
Leighton Holdings Ltd. (d)	433	10
Macquarie Group Ltd.	781	23
National Australia Bank Ltd. (d)	3,819	97
Newcrest Mining Ltd.	1,373	42
Orica Ltd.	1,136	33
Origin Energy Ltd.	2,512	35
QBE Insurance Group Ltd.	3,324	49
Rio Tinto Ltd.	827	56
Santos Ltd.	1,904	28
Stockland REIT (Stapled Securities) (g)(h)	8,454	26
Suncorp Group Ltd.	3,090	27
TABCORP Holdings Ltd.	379	1
Telstra Corp, Ltd.	7,625	26
Transurban Group (Stapled Securities) (g)	3,556	21
Treasury Wine Estates Ltd.	1,702	7
Wesfarmers Ltd.	1,835	57
Wesfarmers Ltd. (PPS)	285	9
Westfield Group REIT (Stapled Securities) (g)(h)	4,870	45
Westfield Retail Trust REIT	4,870	13
Westpac Banking Corp. (d)	5,241	119
Woodside Petroleum Ltd.	1,157	42
Woolworths Ltd.	2,227	60
		1,558
Austria (0.0%)
Erste Group Bank AG	537	12
Immofinanz AG (i)	955	4
Verbund AG, Class A	128	4
Voestalpine AG	270	9
		29
Belgium (0.2%)
Ageas	3,749	8
Anheuser-Busch InBev N.V.	975	71
Colruyt SA	121	5
Groupe Bruxelles Lambert SA	202	16
KBC Groep N.V.	151	4
Solvay SA, Class A	98	11
Umicore SA	216	12
		127
Canada (2.9%)
Agnico-Eagle Mines Ltd.	400	13
Agrium, Inc.	400	35
Bank of Montreal	1,100	65
Bank of Nova Scotia (d)	1,600	90
Barrick Gold Corp. (d)	2,100	91
BCE, Inc.	2,000	80

	Shares	Value (000)
Brookfield Asset Management, Inc., Class A	1,400	$44
Cameco Corp. (d)	1,000	21
Canadian Imperial Bank of Commerce (d)	900	69
Canadian National Railway Co.	1,000	79
Canadian Natural Resources Ltd. (d)	2,000	66
Canadian Pacific Railway Ltd. (d)	400	30
Cenovus Energy, Inc.	1,600	58
Crescent Point Energy Corp. (d)	600	26
Eldorado Gold Corp.	1,200	16
Enbridge, Inc.	1,800	70
Encana Corp. (d)	1,800	35
Goldcorp, Inc.	1,600	72
Imperial Oil Ltd. (d)	200	9
Kinross Gold Corp.	2,400	23
Magna International, Inc.	600	29
Manulife Financial Corp.	5,800	79
National Bank of Canada (d)	300	24
Nexen, Inc.	1,500	28
Penn West Petroleum Ltd. (d)	900	18
Potash Corp. of Saskatchewan, Inc.	1,800	82
Power Corp. of Canada (d)	1,300	34
Research In Motion Ltd. (i)	1,000	15
Rogers Communications, Inc. (d)	700	28
Royal Bank of Canada (d)	2,300	133
Shoppers Drug Mart Corp. (d)	1,000	44
Silver Wheaton Corp. (d)	700	23
Sun Life Financial, Inc.	1,600	38
Suncor Energy, Inc.	3,100	101
Talisman Energy, Inc.	2,000	25
Teck Resources Ltd.	1,000	36
Thomson Reuters Corp. (d)	900	26
Toronto-Dominion Bank (The) (d)	1,800	153
TransCanada Corp. (d)	1,200	52
Yamana Gold, Inc. (d)	1,700	27
		1,987
Chile (0.0%)
Antofagasta PLC	742	14

China (0.0%)
Wynn Macau Ltd. (d)(j)	5,600	16

Denmark (0.3%)
AP Moller - Maersk A/S	1	7
AP Moller - Maersk A/S Series B	2	15
Danske Bank A/S (i)	684	12
DSV A/S	376	8
Novo Nordisk A/S Series B	888	123
Novozymes A/S Series B	330	10
Vestas Wind Systems A/S (i)	387	4
		179
Finland (0.2%)
Elisa Oyj	277	7
Fortum Oyj	651	16
Kone Oyj, Class B (d)	292	16
Metso Oyj	204	9

	Shares	Value (000)
Nokia Oyj	5,675	$31
Nokian Renkaat Oyj	240	12
Sampo Oyj, Class A	605	17
Stora Enso Oyj, Class R	1,002	7
UPM-Kymmene Oyj (d)	554	8
Wartsila Oyj	291	11
		134
France (1.9%)
Aeroports de Paris (d)	55	5
Air Liquide SA	428	57
Alcatel-Lucent (d)(i)	6,226	14
Alstom SA	406	16
ArcelorMittal	1,340	26
AXA SA	3,059	51
BNP Paribas SA	2,156	102
Bouygues SA (d)	355	11
Cap Gemini SA	333	15
Carrefour SA	744	18
Christian Dior SA	127	19
Cie de St-Gobain	696	31
Cie Generale d’Optique Essilor International SA	303	27
Cie Generale de Geophysique-Veritas (i)	256	8
Cie Generale des Etablissements Michelin Series B	364	27
Credit Agricole SA	2,594	16
Danone	736	51
EDF SA	431	10
European Aeronautic Defense and Space Co. N.V. (d)	675	28
Fonciere Des Regions REIT	53	4
France Telecom SA	2,874	43
GDF Suez	1,973	51
Gecina SA REIT (d)	37	4
Groupe Eurotunnel SA	949	8
Klepierre REIT	187	6
L’Oreal SA	420	52
Lafarge SA	345	16
Legrand SA	195	7
LVMH Moet Hennessy Louis Vuitton SA	315	54
Pernod-Ricard SA	351	37
Peugeot SA	386	6
Publicis Groupe SA	312	17
Renault SA	330	17
Safran SA	251	9
Sanofi	845	66
Schneider Electric SA	782	51
SES SA	614	15
Societe Generale SA	1,480	43
Sodexo	272	22
Technip SA	158	19
Thales SA (d)	156	6
Total SA	2,424	124
Unibail-Rodamco SE REIT	89	18
Vallourec SA	167	11
Veolia Environnement SA	586	10
Vinci SA	830	43

	Shares	Value (000)
Vivendi SA	1,701	$31
		1,322
Germany (2.1%)
Adidas AG	339	26
Allianz SE (Registered)	832	99
BASF SE	1,220	107
Bayer AG (Registered)	1,377	97
Bayerische Motoren Werke AG	683	61
Commerzbank AG (i)	871	2
Continental AG (i)	162	15
Daimler AG (Registered)	1,424	86
Deutsche Bank AG (Registered)	1,321	66
Deutsche Boerse AG	295	20
Deutsche Lufthansa AG (Registered)	480	7
Deutsche Post AG (Registered)	1,164	22
Deutsche Telekom AG (Registered)	4,124	50
E.ON AG	3,099	74
Esprit Holdings Ltd. (j)	3,544	7
Fraport AG Frankfurt Airport Services Worldwide	40	3
Fresenius Medical Care AG & Co. KGaA	357	25
Fresenius SE & Co. KGaA	260	27
HeidelbergCement AG	163	10
Henkel AG & Co. KGaA	306	19
Henkel AG & Co. KGaA (Preference)	360	26
Infineon Technologies AG	2,448	25
K&S AG (Registered)	236	12
Lanxess AG	139	11
Linde AG	293	53
Merck KGaA	187	21
Metro AG	199	8
Muenchener Rueckversicherungs AG (Registered)	392	59
Porsche Automobil Holding SE (Preference)	504	30
QIAGEN N.V. (i)	899	14
RWE AG	930	44
Salzgitter AG	82	5
SAP AG	1,649	115
Siemens AG (Registered)	1,196	121
ThyssenKrupp AG	542	14
Volkswagen AG	41	7
Volkswagen AG (Preference)	287	50
		1,438
Greece (0.0%)
National Bank of Greece SA (i)	1,384	4

Hong Kong (1.1%)
Bank of East Asia Ltd. (d)	5,881	22
BOC Hong Kong Holdings Ltd.	13,000	36
Cheung Kong Holdings Ltd.	5,000	65
CLP Holdings Ltd.	7,500	65
Hang Lung Group Ltd. (d)	3,000	19
Hang Lung Properties Ltd.	7,000	26
Hang Seng Bank Ltd. (d)	4,700	62
Henderson Land Development Co., Ltd.	5,103	28
Hong Kong & China Gas Co., Ltd.	12,100	31
Hong Kong Exchanges and Clearing Ltd. (d)	3,700	62

	Shares	Value (000)
Hutchison Whampoa Ltd.	7,000	$70
Kerry Properties Ltd.	2,500	11
Link REIT (The) (d)	7,472	28
MTR Corp.	5,588	20
New World Development Co., Ltd.	9,632	12
Power Assets Holdings Ltd.	5,500	40
Sands China Ltd.	8,800	34
Sino Land Co., Ltd.	9,125	15
Sun Hung Kai Properties Ltd.	5,125	64
Swire Pacific Ltd.	2,500	28
Swire Properties Ltd. (i)	1,750	4
Wharf Holdings Ltd.	4,400	24
		766
India (0.0%)
Cairn Energy PLC (i)	946	5

Ireland (0.0%)
CRH PLC	832	17

Italy (0.5%)
Assicurazioni Generali SpA	2,726	42
Atlantia SpA	530	9
Banco Popolare SC (d)	4,013	8
Enel Green Power SpA	2,893	6
Enel SpA	13,052	47
Eni SpA	2,877	67
Exor SpA	94	2
Fiat Industrial SpA (i)	998	11
Fiat SpA	786	5
Finmeccanica SpA (d)	598	3
Intesa Sanpaolo SpA	23,263	42
Luxottica Group SpA	179	6
Mediobanca SpA	766	5
Saipem SpA	424	22
Snam Rete Gas SpA	2,878	14
Telecom Italia SpA	13,589	16
Terna Rete Elettrica Nazionale SpA	2,573	10
UniCredit SpA	2,864	14
Unione di Banche Italiane SCPA (d)	1,110	5
		334
Japan (5.0%)
Aeon Co., Ltd. (d)	1,900	25
Aisin Seiki Co., Ltd. (d)	400	14
Ajinomoto Co., Inc. (d)	2,000	25
Asahi Glass Co., Ltd.	2,000	17
Asahi Group Holdings Ltd.	900	20
Asahi Kasei Corp. (d)	4,000	25
Astellas Pharma, Inc. (d)	700	29
Bank of Yokohama Ltd. (The) (d)	6,000	30
Bridgestone Corp.	1,500	36
Canon, Inc.	1,700	80
Central Japan Railway Co. (d)	3	25
Chubu Electric Power Co., Inc.	1,100	20
Chugoku Electric Power Co., Inc. (The)	700	13
Dai Nippon Printing Co., Ltd.	1,000	10

	Shares	Value (000)
Dai-ichi Life Insurance Co., Ltd. (The) (d)	22	$30
Daiichi Sankyo Co., Ltd. (d)	1,000	18
Daikin Industries Ltd. (d)	400	11
Daiwa House Industry Co., Ltd. (d)	2,000	26
Daiwa Securities Group, Inc. (d)	6,000	24
Denso Corp. (d)	700	23
East Japan Railway Co. (d)	700	44
Eisai Co., Ltd. (d)	600	24
Fanuc Corp. (d)	300	53
Fast Retailing Co., Ltd.	100	23
FUJIFILM Holdings Corp. (d)	1,000	23
Fujitsu Ltd. (d)	4,000	21
Hankyu Hanshin Holdings, Inc.	6,000	26
Hitachi Ltd. (d)	7,000	45
Honda Motor Co., Ltd. (d)	2,500	95
Hoya Corp. (d)	900	20
Inpex Corp.	4	27
ITOCHU Corp. (d)	2,800	31
Japan Tobacco, Inc. (d)	8	45
JFE Holdings, Inc.	900	19
JS Group Corp.	1,100	23
JX Holdings, Inc. (d)	5,500	34
Kansai Electric Power Co., Inc. (The) (d)	1,200	19
Kao Corp. (d)	700	18
KDDI Corp. (d)	4	26
Keyence Corp. (d)	220	52
Kintetsu Corp. (d)	6,000	23
Kirin Holdings Co., Ltd.	2,000	26
Kobe Steel Ltd. (d)	8,000	13
Komatsu Ltd. (d)	2,100	60
Konica Minolta Holdings, Inc. (d)	1,500	13
Kubota Corp. (d)	3,000	29
Kuraray Co., Ltd.	1,000	14
Kyocera Corp. (d)	300	28
Kyushu Electric Power Co., Inc. (d)	800	11
Marubeni Corp.	4,000	29
Mitsubishi Chemical Holdings Corp.	3,500	19
Mitsubishi Corp. (d)	2,300	53
Mitsubishi Electric Corp.	4,000	35
Mitsubishi Estate Co., Ltd. (d)	2,000	36
Mitsubishi Heavy Industries Ltd.	9,000	44
Mitsui & Co., Ltd. (d)	2,800	46
Mitsui Fudosan Co., Ltd. (d)	2,000	38
Mitsui OSK Lines Ltd. (d)	3,000	13
Mizuho Financial Group, Inc. (d)	37,100	61
MS&AD Insurance Group Holdings (d)	1,100	23
Murata Manufacturing Co., Ltd. (d)	400	24
NEC Corp. (i)	8,000	17
NGK Insulators Ltd.	1,000	14
Nidec Corp. (d)	200	18
Nikon Corp. (d)	800	24
Nintendo Co., Ltd.	100	15
Nippon Building Fund, Inc. REIT (d)	2	19
Nippon Steel Corp. (d)	9,000	25
Nippon Telegraph & Telephone Corp.	900	41
Nippon Yusen KK (d)	3,000	9
Nissan Motor Co., Ltd. (d)	3,800	40
Nitto Denko Corp.	400	16

	Shares	Value (000)
NKSJ Holdings, Inc. (d)	1,000	$22
Nomura Holdings, Inc. (d)	6,800	30
NTT DoCoMo, Inc. (d)	27	45
Odakyu Electric Railway Co., Ltd. (d)	3,000	28
Olympus Corp. (d)(i)	500	8
Omron Corp.	700	15
Oriental Land Co., Ltd. (d)	200	21
ORIX Corp. (d)	220	21
Osaka Gas Co., Ltd. (d)	5,000	20
Panasonic Corp. (d)	2,800	26
Rakuten, Inc.	20	21
Ricoh Co., Ltd. (d)	2,000	19
Rohm Co., Ltd.	300	15
Secom Co., Ltd. (d)	700	34
Sekisui House Ltd.	2,000	20
Seven & I Holdings Co., Ltd.	1,500	45
Sharp Corp. (d)	2,000	15
Shikoku Electric Power Co., Inc. (d)	500	14
Shin-Etsu Chemical Co., Ltd. (d)	700	40
Shionogi & Co., Ltd. (d)	1,200	17
Shiseido Co., Ltd. (d)	800	14
Shizuoka Bank Ltd. (The) (d)	3,000	31
SMC Corp. (d)	200	32
Softbank Corp. (d)	1,400	41
Sony Corp. (d)	1,700	35
Sumitomo Chemical Co., Ltd. (d)	3,000	13
Sumitomo Corp. (d)	1,900	27
Sumitomo Electric Industries Ltd.	1,200	16
Sumitomo Metal Industries Ltd.	6,000	12
Sumitomo Metal Mining Co., Ltd.	1,000	14
Sumitomo Mitsui Financial Group, Inc. (d)	2,400	79
Sumitomo Mitsui Trust Holdings, Inc.	6,000	19
Sumitomo Realty & Development Co., Ltd.	1,000	24
Suzuki Motor Corp.	700	17
T&D Holdings, Inc. (d)	1,700	20
Takeda Pharmaceutical Co., Ltd. (d)	1,100	48
TDK Corp. (d)	400	23
Terumo Corp. (d)	500	24
Tohoku Electric Power Co., Inc. (d)(i)	1,000	11
Tokio Marine Holdings, Inc. (d)	1,400	38
Tokyo Electric Power Co., Inc. (The) (d)(i)	3,400	9
Tokyo Electron Ltd.	500	29
Tokyo Gas Co., Ltd. (d)	5,000	24
Tokyu Corp. (d)	4,000	19
Toray Industries, Inc. (d)	4,000	30
Toshiba Corp. (d)	7,000	31
Toyota Industries Corp. (d)	800	24
Toyota Motor Corp. (d)	4,400	190
West Japan Railway Co. (d)	400	16
Yahoo! Japan Corp. (d)	47	15
Yamada Denki Co., Ltd. (d)	250	16
Yamato Holdings Co., Ltd. (d)	400	6
		3,468
Kazakhstan (0.0%)
Kazakhmys PLC	553	8

	Shares	Value (000)
Netherlands (0.5%)
Akzo Nobel N.V.	388	$23
ASML Holding N.V.	662	33
Corio N.V. REIT	115	6
Fugro N.V. CVA	96	7
Heineken N.V.	613	34
ING Groep CVA (i)	5,653	47
Koninklijke Ahold N.V.	1,733	24
Koninklijke KPN N.V.	1,823	20
Koninklijke Philips Electronics N.V.	1,872	38
Koninklijke Vopak N.V.	116	7
PostNL N.V.	586	4
TNT Express N.V.	586	7
Unilever N.V. CVA	2,128	72
		322
Norway (0.3%)
Aker Solutions ASA	246	4
DnB NOR ASA	2,312	30
Kvaerner ASA (i)	246	1
Norsk Hydro ASA	1,778	10
Orkla ASA	1,208	9
Renewable Energy Corp. ASA (d)(i)	1,171	1
Statoil ASA	2,488	67
Subsea 7 SA (i)	420	11
Telenor ASA	995	18
Yara International ASA	352	17
		168
Poland (0.0%)
Jeronimo Martins SGPS SA (i)	411	8

Portugal (0.0%)
EDP - Energias de Portugal SA	4,041	12
Galp Energia SGPS SA, Class B	421	7
Portugal Telecom SGPS SA (Registered)	1,039	5
		24
South Africa (0.1%)
SABMiller PLC	1,566	63

Spain (0.8%)
Abertis Infraestructuras SA	502	9
ACS Actividades de Construccion y Servicios SA (d)	323	8
Banco Bilbao Vizcaya Argentaria SA	9,091	72
Banco de Sabadell SA (d)	2,278	6
Banco Popular Espanol SA (d)	1,762	6
Banco Santander SA	16,671	128
CaixaBank (d)	1,494	6
Distribuidora Internacional de Alimentacion SA (i)	744	4
Enagas SA	316	6
Ferrovial SA	872	10
Iberdrola SA	7,045	40
Inditex SA	505	49
International Consolidated Airlines Group SA (i)	1,797	5
Red Electrica Corp. SA	227	11

	Shares	Value (000)
Repsol YPF SA	3,176	$80
Telefonica SA	4,708	77
		517
Sweden (0.9%)
Alfa Laval AB	719	15
Assa Abloy AB, Class B	568	18
Atlas Copco AB, Class A (d)	1,379	33
Atlas Copco AB, Class B	701	15
Boliden AB	453	7
Electrolux AB, Class B (d)	323	7
Hennes & Mauritz AB, Class B	1,670	60
Hexagon AB, Class B	400	8
Husqvarna AB, Class B	622	4
Investor AB, Class B	738	16
Kinnevik Investment AB	188	4
Millicom International Cellular SA SDR	134	15
Nordea Bank AB (d)	5,219	48
Ratos AB, Class B	310	4
Sandvik AB	2,004	29
Scania AB, Class B	537	11
Skandinaviska Enskilda Banken AB	3,850	27
Skanska AB, Class B	408	7
SKF AB, Class B	610	15
Svenska Cellulosa AB, Class B	978	17
Svenska Handelsbanken AB, Class A	1,267	40
Swedbank AB, Class A (d)	878	14
Swedish Match AB	725	29
Tele2 AB, Class B	560	11
Telefonaktiebolaget LM Ericsson, Class B	5,064	53
TeliaSonera AB	7,441	52
Volvo AB, Class B	2,789	41
		600
Switzerland (1.8%)
ABB Ltd. (Registered) (i)	3,378	69
Actelion Ltd. (Registered) (i)	305	11
Adecco SA (Registered) (i)	317	17
Baloise-Holding AG (Registered)	121	10
Cie Financiere Richemont SA	644	40
Credit Suisse Group AG (Registered) (i)	1,645	47
GAM Holding AG (i)	420	6
Geberit AG (Registered) (i)	101	21
Givaudan SA (Registered) (i)	16	15
Holcim Ltd. (Registered) (i)	297	19
Julius Baer Group Ltd. (i)	322	13
Kuehne & Nagel International AG (Registered)	95	13
Lonza Group AG (Registered) (i)	151	8
Nestle SA (Registered)	4,211	265
Novartis AG (Registered)	1,619	90
Roche Holding AG (Genusschein)	1,507	262
Schindler Holding AG	108	13
SGS SA (Registered)	15	29
Sonova Holding AG (Registered) (i)	159	18
Swatch Group AG (The)	43	20
Swiss Life Holding AG (Registered) (i)	49	6
Swiss Re AG (i)	187	12

	Shares	Value (000)
Syngenta AG (Registered) (i)	170	$59
Synthes, Inc. (Registered) (c)	84	15
UBS AG (Registered) (i)	5,035	70
Zurich Financial Services AG (i)	273	73
		1,221
United Kingdom (4.3%)
3i Group PLC	1,738	6
Admiral Group PLC	480	9
AMEC PLC	582	10
Anglo American PLC	1,690	63
ARM Holdings PLC	3,157	30
AstraZeneca PLC	1,076	48
Aviva PLC	5,013	27
BAE Systems PLC	6,470	31
Barclays PLC	25,136	95
BG Group PLC	4,215	98
BHP Billiton PLC	3,050	93
BP PLC	16,271	120
British American Tobacco PLC	2,537	128
British Land Co., PLC REIT	1,752	14
British Sky Broadcasting Group PLC	2,612	28
BT Group PLC	17,422	63
Burberry Group PLC	568	14
Capita Group PLC (The) (d)	1,466	17
Capital Shopping Centres Group PLC REIT	1,090	6
Centrica PLC	8,109	41
Compass Group PLC	3,720	39
Diageo PLC	3,376	81
Experian PLC	2,008	31
G4S PLC	4,668	20
GlaxoSmithKline PLC	3,788	85
Hammerson PLC REIT	1,386	9
HSBC Holdings PLC	11,047	98
ICAP PLC	838	5
Imperial Tobacco Group PLC	1,426	58
Inmarsat PLC	301	2
International Power PLC	2,772	18
Investec PLC	1,018	6
Johnson Matthey PLC	352	13
Land Securities Group PLC REIT	1,495	17
Legal & General Group PLC	8,309	17
Lloyds Banking Group PLC (i)	34,284	18
Man Group PLC	2,954	6
Marks & Spencer Group PLC	1,874	11
National Grid PLC	4,893	49
Next PLC	430	21
Old Mutual PLC	7,779	20
Petrofac Ltd.	509	14
Prudential PLC	4,785	57
Randgold Resources Ltd.	113	10
Reckitt Benckiser Group PLC	1,043	59
Reed Elsevier PLC	2,457	22
Resolution Ltd.	2,787	12
Rexam PLC	1,501	10
Rio Tinto PLC	1,931	106
Rolls-Royce Holdings PLC (i)	4,685	61

	Shares	Value (000)
Royal Bank of Scotland Group PLC (i)	42,301	$19
Royal Dutch Shell PLC, Class A	4,232	148
Royal Dutch Shell PLC, Class B	3,390	119
RSA Insurance Group PLC (d)	6,889	12
Schroders PLC	174	4
Segro PLC REIT	1,460	6
Severn Trent PLC	378	9
Shire PLC	1,488	48
Smith & Nephew PLC	2,021	21
Smiths Group PLC	786	13
SSE PLC	1,494	32
Standard Chartered PLC	1,916	48
Standard Life PLC	3,659	14
Tesco PLC	9,275	49
Tullow Oil PLC	1,414	35
Unilever PLC	1,769	58
United Utilities Group PLC	1,153	11
Vodafone Group PLC	89,770	247
Weir Group PLC (The) (d)	345	10
WM Morrison Supermarkets PLC	3,846	18
Wolseley PLC	454	17
WPP PLC	4,667	64
Xstrata PLC	3,372	58
		2,976
United States (20.5%)
3M Co.	17	2
Abbott Laboratories	3,270	200
Accenture PLC, Class A (d)	383	25
Adobe Systems, Inc. (i)	458	16
Advanced Micro Devices, Inc. (d)(i)	2,152	17
AES Corp. (The) (d)(i)	320	4
Aetna, Inc. (d)	133	7
Agilent Technologies, Inc. (d)	201	9
Alexion Pharmaceuticals, Inc. (d)(i)	110	10
Allergan, Inc.	577	55
Alliant Techsystems, Inc. (d)	1,054	53
Alpha Natural Resources, Inc. (i)	123	2
Altera Corp.	1,257	50
Altria Group, Inc.	340	10
Amazon.com, Inc. (i)	132	27
Ameren Corp. (d)	194	6
American Electric Power Co., Inc. (d)	366	14
American Express Co.	617	36
American Tower Corp., Class A	419	26
Ameriprise Financial, Inc.	200	11
AmerisourceBergen Corp. (d)	167	7
Amgen, Inc.	957	65
Amphenol Corp., Class A (d)	282	17
Anadarko Petroleum Corp.	2,375	186
Analog Devices, Inc. (d)	1,045	42
Annaly Capital Management, Inc. REIT (d)	618	10
Apache Corp.	114	11
Apple, Inc. (i)	420	252
Applied Materials, Inc.	4,280	53
Arrow Electronics, Inc. (d)(i)	2,884	121
Assurant, Inc. (d)	2,143	87

	Shares	Value (000)
AT&T, Inc. (d)	1,746	$55
Automatic Data Processing, Inc.	146	8
Avago Technologies Ltd. (d)	788	31
Avery Dennison Corp. (d)	126	4
Baker Hughes, Inc.	510	21
Bank of America Corp.	6,132	59
Bank of New York Mellon Corp. (The)	863	21
Baxter International, Inc.	179	11
BB&T Corp. (d)	846	27
Becton Dickinson and Co. (d)	122	9
Bed Bath & Beyond, Inc. (d)(i)	136	9
Biogen Idec, Inc. (d)(i)	265	33
BlackRock, Inc.	74	15
Boeing Co. (The)	18	1
BorgWarner, Inc. (d)(i)	1,443	122
Boston Properties, Inc. REIT (d)	79	8
Boston Scientific Corp. (d)(i)	780	5
Bristol-Myers Squibb Co.	6,757	228
Broadcom Corp., Class A (d)(i)	1,819	71
C.H. Robinson Worldwide, Inc. (d)	104	7
Cablevision Systems Corp. (d)	334	5
Cameron International Corp. (d)(i)	206	11
Capital One Financial Corp.	200	11
Cardinal Health, Inc. (d)	182	8
CareFusion Corp. (i)	238	6
Carnival Corp.	1	—	@
Caterpillar, Inc.	19	2
CBS Corp., Class B	586	20
Celgene Corp. (i)	251	19
CenterPoint Energy, Inc. (d)	193	4
CenturyLink, Inc. (d)	2,737	106
Cerner Corp. (d)(i)	133	10
CF Industries Holdings, Inc.	571	104
Charles Schwab Corp. (The)	1,306	19
Chesapeake Energy Corp. (d)	3,409	79
Chevron Corp.	1,909	205
Chipotle Mexican Grill, Inc. (i)	20	8
Chubb Corp. (The) (d)	2,551	176
Ciena Corp. (d)(i)	12,304	199
CIGNA Corp.	137	7
Cintas Corp. (d)	184	7
Cisco Systems, Inc.	2,478	52
CIT Group, Inc. (i)	162	7
Citigroup, Inc. (d)(e)	1,761	64
Citrix Systems, Inc. (i)	107	8
Cliffs Natural Resources, Inc. (d)	9	1
CME Group, Inc.	39	11
Coach, Inc.	151	12
Coca-Cola Co. (The)	633	47
Coca-Cola Enterprises, Inc.	219	6
Cognizant Technology Solutions Corp., Class A (i)	222	17
Colgate-Palmolive Co.	806	79
Comcast Corp., Class A	474	14
Comcast Corp. Special Class A (d)	442	13
Comerica, Inc. (d)	100	3
ConAgra Foods, Inc.	5,399	142
Concho Resources, Inc. (d)(i)	54	6
ConocoPhillips	2,518	191

	Shares	Value (000)
Consol Energy, Inc. (d)	147	$5
Consolidated Edison, Inc. (d)	148	9
Costco Wholesale Corp.	444	40
Coventry Health Care, Inc.	4,066	145
Covidien PLC	206	11
CR Bard, Inc. (d)	55	5
Crown Castle International Corp. (d)(i)	557	30
CSX Corp. (d)	455	10
Cummins, Inc. (d)	5	1
CVS Caremark Corp.	323	14
Danaher Corp. (d)	19	1
DaVita, Inc. (i)	95	9
Deere & Co. (d)	13	1
Dell, Inc. (d)(i)	769	13
Devon Energy Corp.	168	12
DIRECTV, Class A (i)	546	27
Discover Financial Services	342	11
Discovery Communications, Inc. (d)(i)	342	17
Discovery Communications, Inc., Class C (i)	342	16
Dominion Resources, Inc. (d)	167	9
DTE Energy Co. (d)	122	7
Duke Energy Corp. (d)	346	7
Dun & Bradstreet Corp. (The)	72	6
Eaton Corp.	16	1
eBay, Inc. (i)	560	21
Ecolab, Inc. (d)	17	1
Edison International (d)	264	11
Edwards Lifesciences Corp. (d)(i)	73	5
EI du Pont de Nemours & Co.	2,750	145
El Paso Corp.	841	25
Eli Lilly & Co.	356	14
EMC Corp. (d)(i)	1,059	32
Emerson Electric Co.	20	1
Entergy Corp.	123	8
EOG Resources, Inc.	292	32
Equity Residential REIT (d)	159	10
Estee Lauder Cos., Inc. (The), Class A (d)	274	17
Exelon Corp.	380	15
Express Scripts, Inc. (d)(i)	171	9
Exxon Mobil Corp.	2,908	252
Fastenal Co. (d)	8	—	@
FedEx Corp.	150	14
Fidelity National Financial, Inc. (d)	4,813	87
Fifth Third Bancorp (d)	1,002	14
FirstEnergy Corp. (d)	236	11
Fluor Corp.	24	1
FMC Technologies, Inc. (d)(i)	211	11
Ford Motor Co. (d)	1,157	14
Forest Laboratories, Inc. (i)	702	24
Foster Wheeler AG (i)	3,073	70
Franklin Resources, Inc. (d)	83	10
Frontier Communications Corp. (d)	743	3
Gap, Inc. (The) (d)	7,594	198
General Dynamics Corp. (d)	39	3
General Electric Co.	8,169	164
General Growth Properties, Inc. REIT (d)	702	12
General Mills, Inc.	603	24
Gilead Sciences, Inc. (i)	512	25

	Shares	Value (000)
Goldman Sachs Group, Inc. (The)	302	$38
Goodrich Corp.	3	—	@
Google, Inc., Class A (i)	179	115
H.J. Heinz Co. (d)	139	7
Halliburton Co. (d)	895	30
HCP, Inc. REIT	219	9
Health Care, Inc. REIT	159	9
HealthSouth Corp. (d)(i)	6,100	125
Henry Schein, Inc. (d)(i)	74	6
Hershey Co. (The)	74	5
Hess Corp.	1,587	94
Hewlett-Packard Co.	2,993	71
Home Depot, Inc.	4,138	208
Honeywell International, Inc.	24	1
Hospira, Inc. (d)(i)	350	13
Hudson City Bancorp, Inc. (d)	200	1
Human Genome Sciences, Inc. (d)(i)	641	5
Humana, Inc. (d)	59	5
Illinois Tool Works, Inc. (d)	2,521	144
Integrys Energy Group, Inc. (d)	2,486	132
Intel Corp.	21,516	605
IntercontinentalExchange, Inc. (i)	57	8
International Business Machines Corp.	1,333	278
Interpublic Group of Cos., Inc. (The) (d)	759	9
Intuit, Inc. (d)	243	15
Intuitive Surgical, Inc. (d)(i)	21	11
Invesco Ltd.	415	11
Iron Mountain, Inc. (d)	257	7
Johnson & Johnson (d)	346	23
Johnson Controls, Inc. (d)	4,113	134
Joy Global, Inc. (d)	24	2
JPMorgan Chase & Co. (d)	5,950	274
Juniper Networks, Inc. (d)(i)	620	14
Kellogg Co. (d)	341	18
KeyCorp	669	6
Kimco Realty Corp. REIT (d)	402	8
KLA-Tencor Corp. (d)	509	28
Kohl’s Corp. (d)	131	7
Kraft Foods, Inc., Class A	252	10
Kroger Co. (The)	610	15
Laboratory Corp. of America Holdings (d)(i)	77	7
Lam Research Corp. (d)(i)	444	20
Las Vegas Sands Corp.	173	10
Li & Fung Ltd. (j)	16,000	37
Liberty Global, Inc. Series A (d)(i)	217	11
Liberty Global, Inc. Series C (i)	242	12
Liberty Property Trust REIT	261	9
Life Technologies Corp. (i)	158	8
Lincoln National Corp. (d)	2,656	70
Linear Technology Corp.	896	30
Lockheed Martin Corp. (d)	8	1
Lowe’s Cos., Inc.	501	16
LSI Corp. (i)	2,269	20
Ltd. Brands, Inc. (d)	165	8
M&T Bank Corp. (d)	90	8
Macerich Co. (The) REIT (d)	159	9
Manpower, Inc.	117	6
Marathon Oil Corp. (d)	283	9

	Shares	Value (000)
Marathon Petroleum Corp.	250	$11
Marriott International, Inc., Class A (d)	1	—	@
Marvell Technology Group Ltd. (d)(i)	1,700	27
Mastercard, Inc., Class A	136	57
Maxim Integrated Products, Inc.	876	25
McDonald’s Corp.	1,968	193
McGraw-Hill Cos., Inc. (The) (d)	288	14
McKesson Corp.	131	11
Mead Johnson Nutrition Co. (d)	217	18
MeadWestvaco Corp. (d)	3,393	107
Medco Health Solutions, Inc. (i)	123	9
Medtronic, Inc. (d)	312	12
Merck & Co., Inc.	251	10
Microchip Technology, Inc. (d)	589	22
Micron Technology, Inc. (i)	2,819	23
Microsoft Corp.	8,054	260
Molycorp, Inc. (d)(i)	1,497	51
Monsanto Co.	28	2
Mosaic Co. (The)	15	1
Motorola Mobility Holdings, Inc. (i)	420	16
Murphy Oil Corp.	148	8
NASDAQ OMX Group, Inc. (The) (i)	200	5
National Oilwell Varco, Inc. (d)	338	27
NetApp, Inc. (d)(i)	478	21
New York Community Bancorp, Inc. (d)	200	3
Newfield Exploration Co. (d)(i)	157	5
Newmont Mining Corp. (d)	26	1
News Corp., Class A (d)	926	18
News Corp., Class B (d)	551	11
NextEra Energy, Inc. (d)	140	9
NII Holdings, Inc. (d)(i)	112	2
NIKE, Inc., Class B	200	22
Noble Corp. (d)(i)	200	7
Noble Energy, Inc.	89	9
Nordstrom, Inc. (d)	62	3
Norfolk Southern Corp.	2,317	153
Northrop Grumman Corp. (d)	10	1
NRG Energy, Inc. (d)(i)	3,123	49
Nvidia Corp. (d)(i)	1,927	30
O’Reilly Automotive, Inc. (d)(i)	114	10
Occidental Petroleum Corp.	750	71
Omnicare, Inc. (d)	3,743	133
Omnicom Group, Inc. (d)	220	11
Oneok, Inc. (d)	122	10
Oracle Corp.	1,754	51
PACCAR, Inc. (d)	12	1
PartnerRe Ltd. (d)	1,047	71
Peabody Energy Corp.	341	10
People’s United Financial, Inc. (d)	100	1
PepsiCo, Inc.	677	45
Pfizer, Inc.	966	22
PG&E Corp. (d)	262	11
Philip Morris International, Inc.	2,720	241
Pioneer Natural Resources Co. (d)	131	15
Pitney Bowes, Inc. (d)	267	5
Plum Creek Timber Co., Inc. REIT (d)	261	11
PNC Financial Services Group, Inc.	354	23
PPL Corp.	276	8

	Shares	Value (000)
Praxair, Inc. (d)	15	$2
Precision Castparts Corp. (d)	3	1
Priceline.com, Inc. (d)(i)	24	17
Principal Financial Group, Inc.	2,482	73
Procter & Gamble Co. (The)	2,512	169
Progress Energy, Inc. (d)	72	4
ProLogis, Inc. REIT (d)	118	4
Public Service Enterprise Group, Inc.	325	10
Public Storage REIT	75	10
Qualcomm, Inc.	818	56
Quest Diagnostics, Inc.	115	7
Range Resources Corp.	65	4
Rayonier, Inc. REIT (d)	270	12
Raytheon Co. (d)	3,022	159
Red Hat, Inc. (i)	2,519	151
Regions Financial Corp.	913	6
Republic Services, Inc. (d)	288	9
Reynolds American, Inc.	2,982	124
Robert Half International, Inc. (d)	200	6
Rockwell Automation, Inc. (d)	5	—	@
Ross Stores, Inc. (d)	148	9
Rouse Properties, Inc. REIT (d)(i)	26	—	@
Royal Caribbean Cruises Ltd.	1	—	@
Safeway, Inc. (d)	4,503	91
Salesforce.com, Inc. (d)(i)	56	9
SanDisk Corp. (d)(i)	2,826	140
Schlumberger Ltd.	889	62
Scripps Networks Interactive, Inc., Class A (d)	171	8
Sempra Energy (d)	156	9
Simon Property Group, Inc. REIT (d)	214	31
Smithfield Foods, Inc. (d)(i)	5,491	121
Southern Co. (The) (d)	323	15
Southwestern Energy Co. (d)(i)	326	10
Spectra Energy Corp. (d)	383	12
Sprint Nextel Corp. (d)(i)	1,847	5
St. Jude Medical, Inc. (d)	162	7
Staples, Inc. (d)	350	6
Starbucks Corp. (d)	239	13
State Street Corp. (d)	315	14
Steel Dynamics, Inc. (d)	8,113	118
Stericycle, Inc. (d)(i)	117	10
Stryker Corp. (d)	143	8
SunTrust Banks, Inc.	305	7
Symantec Corp. (d)(i)	340	6
Sysco Corp. (d)	558	17
T. Rowe Price Group, Inc. (d)	221	14
Target Corp.	173	10
TE Connectivity Ltd.	183	7
Tenaris SA	830	16
Texas Instruments, Inc. (d)	4,068	137
Thermo Fisher Scientific, Inc.	583	33
Time Warner Cable, Inc. (d)	164	13
Time Warner, Inc.	4,546	172
TJX Cos., Inc.	374	15
Toll Brothers, Inc. (d)(i)	5,053	121
Tyco International Ltd.	3,299	185
Ultra Petroleum Corp. (d)(i)	135	3
Union Pacific Corp.	218	23

	Shares	Value (000)
United Parcel Service, Inc., Class B (d)	225	$18
United Technologies Corp.	26	2
UnitedHealth Group, Inc.	136	8
Universal Health Services, Inc., Class B (d)	2,500	105
Unum Group (d)	4,049	99
URS Corp. (d)	2,906	124
US Bancorp (d)	809	26
Valero Energy Corp. (d)	363	9
Varian Medical Systems, Inc. (d)(i)	119	8
Ventas, Inc. REIT (d)	159	9
Verisk Analytics, Inc., Class A (d)(i)	176	8
Verizon Communications, Inc. (d)	4,891	187
Vertex Pharmaceuticals, Inc. (i)	300	12
VF Corp. (d)	1,054	154
Viacom, Inc., Class B	227	11
Virgin Media, Inc. (d)	242	6
Visa, Inc., Class A (d)	237	28
Vornado Realty Trust REIT	59	5
Wal-Mart Stores, Inc.	1,234	76
Walgreen Co. (d)	741	25
Walt Disney Co. (The) (d)	281	12
Waste Management, Inc. (d)	295	10
Watson Pharmaceuticals, Inc. (i)	264	18
Weatherford International Ltd. (i)	937	14
WellPoint, Inc. (d)	151	11
Wells Fargo & Co.	3,025	103
Western Union Co. (The) (d)	206	4
Weyerhaeuser Co. REIT (d)	378	8
Whole Foods Market, Inc.	252	21
Williams Cos., Inc. (The)	961	30
Wisconsin Energy Corp.	199	7
WPX Energy, Inc. (d)(i)	320	6
WW Grainger, Inc. (d)	2	—	@
Wynn Resorts Ltd.	51	6
Xcel Energy, Inc.	228	6
Xerox Corp. (d)	976	8
Xilinx, Inc. (d)	933	34
Xylem, Inc. (d)	71	2
Yahoo!, Inc. (d)(i)	4,854	74
Yum! Brands, Inc.	2,661	189
Zimmer Holdings, Inc. (d)	117	8
		14,132
Total Common Stocks (Cost $30,425)		31,437

Commodity Linked Security (4.7%)
United States (4.7%)
Deutsche Bank AG, Zero Coupon, 12/3/12 (k) (Cost $3,103)	3,103,000	3,194

Investment Companies (4.7%)
United States (4.7%)
iShares MSCI Emerging Markets Index Fund	7,100	305
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (l)	105,470	2,589
Technology Select Sector SPDR Fund (d)	12,200	368
Total Investment Companies (Cost $3,444)		3,262

	Shares	Value (000)
Short-Term Investments (21.6%)
Securities held as Collateral on Loaned Securities (15.4%)
Investment Company (12.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (l)	8,922,247	$8,922

	Face Amount (000)
Repurchase Agreements (2.5%)
Barclays Capital, Inc., (0.15%, dated 3/30/12, due 4/2/12; proceeds $237; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 1/1/42; valued at $242)	$237	237
Merrill Lynch & Co., Inc., (0.25%, dated 3/30/12, due 4/2/12; proceeds $1,464; fully collateralized by Common Stocks; Alliance Data Systems Corp.; American International Group, Inc.; Boeing Co. (The); Energy Transfer Equity LP; Freeport-McMoRan Copper & Gold, Inc.; GNC Holdings, Inc.; Hershey Co. (The); L-3 Communications Holdings, Inc.; McKesson Corp.; Teva Pharmaceutical Industries Ltd.; Two Harbors Investment Corp.; Vale SA; valued at $1,581)	1,464	1,464
		1,701
Total Securities held as Collateral on Loaned Securities (Cost $10,623)		10,623

	Shares
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (l) (Cost $4,270)	4,270,165	4,270
Total Short-Term Investments (Cost $14,893)		14,893
Total Investments (113.4%) (Cost $76,880) Including $10,629 of Securities Loaned (m)+		78,047
Liabilities in Excess of Other Assets (-13.4%)		(9,219)
Net Assets (100.0%)		$68,828

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2012.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The value of loaned securities and related collateral outstanding at March 31, 2012 were approximately $10,629,000 and $10,997,000, respectively. The Portfolio received cash collateral of approximately $10,655,000, of which $10,623,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 31, 2012, there was uninvested cash of approximately $32,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $342,000 was received in the form of Common Stocks and U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(e)

For the three months ended March 31, 2012, the cost of purchases and the proceeds from sales of Citigroup, Inc., Commercial Mortgage Backed Securities, Common Stock, and Corporate Bond, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $122,000 and $199,000, respectively, including net realized gains of approximately $8,000.

(f)	When-issued security.
(g)	Comprised of securities in separate entities that are traded as a single stapled security.
(h)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(i)	Non-income producing security.
(j)	Security trades on the Hong Kong exchange.
(k)

Security is linked to the Dow Jones UBS Commodities Index Total Return. The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange.

(l)

The Portfolio invests in the Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio, an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio with respect to assets invested by the Portfolio in the Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio. The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(m)

Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $76,880,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,167,000 of which approximately $3,930,000 related to appreciated securities and approximately $2,763,000 related to depreciated securities.

@	Value is less than $500.
BTAN	Bons du Trésor à Intérets Annuels (Treasury Bill Annual Interest).
CVA	Certificaten Van Aandelen.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
PPS	Price Protected Shares.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
SPDR	Standard & Poor’s Depository Receipt.
TBA	To Be Announced.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	MXN	3,770	$294	4/4/12	USD	294	$294	$ (— @	)
Goldman Sachs International	USD	145	145	4/4/12	MXN	1,856	145	(— @	)
Goldman Sachs International	USD	29	29	4/4/12	MXN	364	29	(— @	)
JPMorgan Chase Bank	USD	121	121	4/4/12	MXN	1,550	121	(— @	)
JPMorgan Chase Bank	USD	167	167	4/4/12	NOK	950	167	(— @	)
UBS AG	NOK	255	44	4/4/12	USD	44	44	(— @	)
Wells Fargo Bank	NOK	695	122	4/4/12	USD	123	123	1
Goldman Sachs International	AUD	446	461	4/5/12	USD	473	473	12
Goldman Sachs International	CAD	105	106	4/5/12	USD	106	106	— @
Goldman Sachs International	EUR	224	299	4/5/12	USD	297	297	(2)
Goldman Sachs International	EUR	40	53	4/5/12	USD	53	53	— @
Goldman Sachs International	EUR	174	232	4/5/12	USD	233	233	1
Goldman Sachs International	JPY	251,946	3,044	4/5/12	USD	3,048	3,048	4
Goldman Sachs International	PLN	1,227	394	4/5/12	USD	388	388	(6)
Goldman Sachs International	USD	167	167	4/5/12	PLN	518	167	(— @	)
Goldman Sachs International	USD	56	56	4/5/12	SEK	370	56	(— @	)
Goldman Sachs International	ZAR	1,855	242	4/5/12	USD	239	239	(3)
JPMorgan Chase Bank	SGD	226	180	4/5/12	USD	180	180	(— @	)
JPMorgan Chase Bank	USD	3,162	3,162	4/5/12	JPY	251,946	3,044	(118)
JPMorgan Chase Bank	USD	243	243	4/5/12	ZAR	1,855	242	(1)
UBS AG	CAD	401	402	4/5/12	USD	402	402	(— @	)
UBS AG	EUR	24	32	4/5/12	USD	32	32	(— @	)
UBS AG	KRW	262,405	232	4/5/12	USD	232	232	— @
UBS AG	MYR	440	144	4/5/12	USD	143	143	(1)
UBS AG	SEK	980	148	4/5/12	USD	147	147	(1)
UBS AG	THB	2,050	66	4/5/12	USD	66	66	— @
UBS AG	USD	508	508	4/5/12	CAD	506	508	(— @	)
UBS AG	USD	260	260	4/5/12	CLP	126,800	260	(— @	)
UBS AG	USD	617	617	4/5/12	EUR	463	617	(— @	)
UBS AG	USD	148	148	4/5/12	GBP	92	148	(— @	)
UBS AG	USD	232	232	4/5/12	KRW	262,405	231	(1)
UBS AG	USD	145	145	4/5/12	MYR	440	144	(1)
UBS AG	USD	180	180	4/5/12	SGD	226	180	(— @	)

UBS AG	USD	67	67	4/5/12	THB	2,050	67	(— @ )
Wells Fargo Bank	CLP	126,800	260	4/5/12	USD	261	261	1
Wells Fargo Bank	GBP	92	148	4/5/12	USD	146	146	(2)
Wells Fargo Bank	USD	462	462	4/5/12	AUD	446	462	(— @ )
Wells Fargo Bank	USD	228	228	4/5/12	PLN	708	228	— @
Wells Fargo Bank	USD	90	90	4/5/12	SEK	610	91	1
Bank of America NA	MYR	411	134	4/19/12	USD	136	136	2
Deutsche Bank AG	AUD	664	687	4/19/12	USD	697	697	10
Deutsche Bank AG	AUD	821	848	4/19/12	USD	858	858	10
Deutsche Bank AG	JPY	49,589	599	4/19/12	USD	600	600	1
Deutsche Bank AG	USD	242	242	4/19/12	PLN	762	245	3
Goldman Sachs International	EUR	265	354	4/19/12	USD	348	348	(6)
JPMorgan Chase Bank	NOK	331	58	4/19/12	USD	58	58	— @
Royal Bank of Scotland	CAD	541	541	4/19/12	USD	545	545	4
Royal Bank of Scotland	MXN	2,384	186	4/19/12	USD	188	188	2
Royal Bank of Scotland	PLN	604	194	4/19/12	USD	192	192	(2)
Royal Bank of Scotland	USD	142	142	4/19/12	ILS	536	145	3
State Street Bank and Trust Co.	CLP	1,039,208	2,123	4/19/12	USD	2,135	2,135	12
State Street Bank and Trust Co.	TWD	4,730	160	4/19/12	USD	160	160	— @
State Street Bank and Trust Co.	USD	412	412	4/19/12	TWD	12,129	411	(1)
UBS AG	AUD	63	65	4/19/12	USD	66	66	1
UBS AG	CAD	266	266	4/19/12	USD	268	268	2
UBS AG	CLP	80,217	164	4/19/12	USD	165	165	1
UBS AG	DKK	279	50	4/19/12	USD	49	49	(1)
UBS AG	EUR	1,468	1,958	4/19/12	USD	1,925	1,925	(33)
UBS AG	HKD	1,957	252	4/19/12	USD	252	252	— @
UBS AG	JPY	95,801	1,157	4/19/12	USD	1,159	1,159	2
UBS AG	USD	726	726	4/19/12	BRL	1,306	713	(13)
UBS AG	USD	233	233	4/19/12	CHF	214	237	4
UBS AG	USD	137	137	4/19/12	GBP	87	140	3
UBS AG	USD	289	289	4/19/12	KRW	324,672	286	(3)
UBS AG	USD	101	101	4/19/12	MXN	1,286	100	(1)
UBS AG	USD	389	389	4/19/12	RUB	11,514	392	3
UBS AG	USD	196	196	4/19/12	SGD	247	196	— @
UBS AG	USD	223	223	4/19/12	ZAR	1,690	219	(4)
Goldman Sachs International	SEK	370	56	4/30/12	USD	56	56	— @
JPMorgan Chase Bank	MXN	1,550	121	4/30/12	USD	121	121	— @

JPMorgan Chase Bank	USD	180	180	4/30/12	SGD	226	180	— @
JPMorgan Chase Bank	ZAR	1,855	241	4/30/12	USD	242	242	1
UBS AG	EUR	463	617	4/30/12	USD	617	617	— @
UBS AG	GBP	92	147	4/30/12	USD	147	147	— @
UBS AG	USD	402	402	4/30/12	CAD	401	402	— @
UBS AG	USD	231	231	4/30/12	KRW	262,405	231	— @
UBS AG	USD	44	44	4/30/12	NOK	255	44	— @
UBS AG	USD	66	66	4/30/12	THB	2,050	66	(— @ )
Wells Fargo Bank	AUD	446	460	4/30/12	USD	460	460	— @
Wells Fargo Bank	PLN	708	228	4/30/12	USD	227	227	(1)
Goldman Sachs International	USD	3,048	3,048	5/1/12	JPY	251,946	3,044	(4)
			$32,657				$32,536	$(121)

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
10 yr. Japan Government Bond (Japan)	1	$1,719	Jun-12	$(5)
CAC 40 Index (France)	8	365	Apr-12	(10)
DAX Index (Germany)	9	2,088	Jun-12	26
FTSE 100 Index (United Kingdom)	7	641	Jun-12	(8)
FTSE MIB Index (Italy)	6	630	Jun-12	(21)
MSCI Emerging Market E MINI (United States)	26	1,351	Jun-12	(29)
NIKKEI 225 Index (United States)	11	677	Jun-12	10
S&P 500 E-Mini Index (United States)	100	7,016	Jun-12	60
S&P Mid Cap 400 E MINI Index (United States)	8	794	Jun-12	8
SGX MSCI Singapore Index (Singapore)	5	275	Apr-12	1
TOPIX Index (Japan)	1	104	Jun-12	5
U.S. Treasury 10 yr. Note (United States)	9	1,165	Jun-12	13
U.S. Treasury 30 yr. Bond (United States)	13	1,791	Jun-12	(40)

Short:
ASX Spi 200 Index (Australia)	2	(225)	Jun-12	(2)
Euro Stoxx 50 Index (Germany)	7	(225)	Jun-12	10

German Euro BOBL (Germany)	3	(496)	Jun-12	— @
German Euro Bund (Germany)	19	(3,509)	Jun-12	(37)
Hang Seng Index (Hong Kong)	3	(396)	Apr-12	9
IBEX 35 Index (Spain)	7	(739)	Apr-12	1
S&P TSE 60 Index (Canada)	15	(2,117)	Jun-12	5
U.S. Treasury 5 yr. Note (United States)	60	(7,352)	Jun-12	28
U.S. Treasury 10 yr. Note (United States)	20	(2,590)	Jun-12	37
U.S. Treasury 30 yr. Bond (United States)	5	(689)	Jun-12	20
U.S. Treasury Ultra Long Bond (United States)	4	(604)	Jun-12	(9)
				$72

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	6 Month LIBOR	Pay	4.26%	8/18/26	EUR	1,400	$62
Bank of America NA	3 Month LIBOR	Receive	4.35	8/18/26	$1,875		(33)
Bank of America NA	6 Month EURIBOR	Receive	3.61	8/18/31	EUR	1,770	(54)
Bank of America NA	3 Month LIBOR	Pay	4.15	8/18/31	$2,325		32
JPMorgan Chase Bank	3 Month LIBOR	Receive	2.43	3/22/22	320		(5)
							$2

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at period end:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	Custom Miners Index	$520	3-Month USD-LIBOR-minus 0.67%	Pay	2/14/13	$48
Bank of America NA	Custom Miners Index	249	3-Month USD-LIBOR-minus 0.67%	Pay	2/14/13	(5)
Bank of America NA	Merrill Lynch Autos Least Preferred Index	863	3-Month USD-LIBOR-minus 0.10%	Pay	3/26/13	(5)
Bank of America NA	Merrill Lynch Custom Luxury Basket Index	863	3-Month USD-LIBOR-minus 0.15%	Pay	3/26/13	4
Bank of America NA	Merrill Lynch Custom Test Index	774	3-Month USD-LIBOR-minus 1.02%	Pay	3/27/13	13
						$55

@		Value is less than $500.
EURIBOR		Euro Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$3,031	$—	$3,031
Asset-Backed Securities	—	421	—	421
Commercial Mortgage Backed Securities	—	340	—	340
Corporate Bonds	—	6,338	—	6,338
Sovereign	—	10,909	—	10,909
U.S. Treasury Securities	—	4,222	—	4,222
Total Fixed Income Securities	—	25,261	—	25,261
Common Stocks
Aerospace & Defense	360	—	—	360
Air Freight & Logistics	78	—	—	78
Airlines	12	—	—	12
Auto Components	436	—	—	436
Automobiles	618	—	—	618
Beverages	444	—	—	444
Biotechnology	219	—	—	219
Building Products	121	—	—	121
Capital Markets	468	—	—	468
Chemicals	976	—	—	976
Commercial Banks	2,504	—	—	2,504
Commercial Services & Supplies	139	—	—	139
Communications Equipment	450	—	—	450
Computers & Peripherals	598	—	—	598
Construction & Engineering	284	—	—	284
Construction Materials	62	—	—	62
Consumer Finance	58	—	—	58
Containers & Packaging	32	—	—	32
Distributors	37	—	—	37
Diversified Financial Services	627	—	—	627
Diversified Telecommunication Services	893	—	—	893
Electric Utilities	560	—	—	560
Electrical Equipment	217	—	—	217
Electronic Equipment, Instruments & Components	383	—	—	383
Energy Equipment & Services	295	—	—	295
Food & Staples Retailing	673	—	—	673
Food Products	816	—	—	816
Gas Utilities	105	—	—	105
Health Care Equipment & Supplies	219	—	—	219
Health Care Providers & Services	671	—	—	671
Health Care Technology	10	—	—	10
Hotels, Restaurants & Leisure	554	—	—	554
Household Durables	228	—	—	228
Household Products	352	—	—	352
Independent Power Producers & Energy Traders	77	—	—	77
Industrial Conglomerates	629	—	—	629
Information Technology Services	432	—	—	432
Insurance	1,621	—	—	1,621
Internet & Catalog Retail	65	—	—	65
Internet Software & Services	225	—	—	225

Leisure Equipment & Products	24	—	—	24
Life Sciences Tools & Services	72	—	—	72
Machinery	626	—	—	626
Marine	57	—	—	57
Media	592	—	—	592
Metals & Mining	1,326	—	—	1,326
Multi-Utilities	419	—	—	419
Multiline Retail	52	—	—	52
Office Electronics	120	—	—	120
Oil, Gas & Consumable Fuels	2,857	—	—	2,857
Paper & Forest Products	139	—	—	139
Personal Products	101	—	—	101
Pharmaceuticals	1,583	—	—	1,583
Professional Services	120	—	—	120
Real Estate Investment Trusts (REITs)	446	—	—	446
Real Estate Management & Development	468	—	—	468
Road & Rail	478	—	—	478
Semiconductors & Semiconductor Equipment	1,398	—	—	1,398
Software	646	—	—	646
Specialty Retail	634	—	—	634
Textiles, Apparel & Luxury Goods	367	—	—	367
Thrifts & Mortgage Finance	5	—	—	5
Tobacco	635	—	—	635
Trading Companies & Distributors	203	—	—	203
Transportation Infrastructure	62	—	—	62
Water Utilities	20	—	—	20
Wireless Telecommunication Services	439	—	—	439
Total Common Stocks	31,437	—	—	31,437
Commodity Linked Security	—	3,194	—	3,194
Investment Companies	3,262	—	—	3,262
Short-Term Investments
Investment Company	13,192	—	—	13,192
Repurchase Agreements	—	1,701	—	1,701
Total Short-Term Investments	13,192	1,701	—	14,893
Foreign Currency Exchange Contracts	—	84	—	84
Futures Contracts	233	—	—	233
Interest Rate Swap Agreements	—	94	—	94
Total Return Swap Agreements	—	65	—	65
Total Assets	48,124	30,399	—	78,523
Liabilities: Foreign Currency Exchange Contracts	—	(205)	—	(205)
Futures Contracts	(161)	—	—	(161)
Interest Rate Swap Agreements	—	(92)	—	(92)
Total Return Swap Agreements	—	(10)	—	(10)
Total Liabilities	(161)	(307)	—	(468)
Total	$47,963	$30,092	$—	$78,055

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (96.5%)
Air Transport (2.0%)
Expeditors International of Washington, Inc.	127,184	$5,915

Alternative Energy (2.6%)
Range Resources Corp.	86,654	5,038
Ultra Petroleum Corp. (a)	126,052	2,853
		7,891
Asset Management & Custodian (0.6%)
Greenhill & Co., Inc.	45,422	1,982

Biotechnology (3.9%)
IDEXX Laboratories, Inc. (a)	54,211	4,741
Illumina, Inc. (a)	130,715	6,877
		11,618
Cement (1.1%)
Martin Marietta Materials, Inc.	37,596	3,219

Chemicals: Diversified (2.6%)
Intrepid Potash, Inc. (a)	131,929	3,210
Rockwood Holdings, Inc. (a)	87,041	4,539
		7,749
Commercial Services (8.4%)
Gartner, Inc. (a)	108,850	4,641
Intertek Group PLC (United Kingdom)	133,615	5,366
Leucadia National Corp.	143,088	3,735
MercadoLibre, Inc. (Brazil)	29,425	2,878
Weight Watchers International, Inc.	111,593	8,614
		25,234
Communications Technology (5.0%)
Millicom International Cellular SA SDR (Sweden)	24,177	2,741
Motorola Solutions, Inc.	240,300	12,214
		14,955
Computer Services, Software & Systems (16.0%)
Akamai Technologies, Inc. (a)	140,743	5,165
Alibaba.com Ltd. (China) (a)(b)	1,332,000	2,264
Citrix Systems, Inc. (a)	33,154	2,616
IHS, Inc., Class A (a)	49,307	4,618
LinkedIn Corp., Class A (a)	87,802	8,955
Red Hat, Inc. (a)	77,574	4,646
Salesforce.com, Inc. (a)	44,246	6,837
Solera Holdings, Inc.	114,600	5,259
Zynga, Inc., Class A (a)	449,128	5,906
Zynga, Inc., Class B (a)(c)(d)	152,058	1,899
		48,165
Computer Technology (3.7%)
NVIDIA Corp. (a)	58,412	899
Yandex N.V., Class A (Russia) (a)	270,160	7,259

	Shares	Value (000)
Youku.com, Inc. ADR (China) (a)	131,481	$2,891
		11,049
Consumer Lending (1.5%)
IntercontinentalExchange, Inc. (a)	32,875	4,518

Consumer Services: Miscellaneous (2.2%)
Qualicorp SA (Brazil) (a)	457,520	3,923
Sun Art Retail Group Ltd. (Hong Kong) (a)	1,918,000	2,598
		6,521
Cosmetics (0.9%)
Natura Cosmeticos SA (Brazil)	123,505	2,686

Diversified Materials & Processing (1.4%)
Schindler Holding AG (Switzerland)	35,489	4,270

Diversified Media (3.0%)
Factset Research Systems, Inc.	43,512	4,309
McGraw-Hill Cos., Inc. (The)	97,835	4,742
		9,051
Diversified Retail (9.1%)
Ctrip.com International Ltd. ADR (China) (a)	96,456	2,087
Dollar Tree, Inc. (a)	48,135	4,548
Fastenal Co.	210,329	11,379
Groupon, Inc. (a)	15,100	277
Groupon, Inc. Series A (a)(c)(d)	277,976	4,940
NetFlix, Inc. (a)	36,307	4,177
		27,408
Education Services (0.9%)
New Oriental Education & Technology Group, Inc. ADR (China) (a)	103,740	2,849

Electronic Entertainment (0.7%)
Nexon Co., Ltd. (Korea, Republic of) (a)	131,148	2,285

Financial Data & Systems (5.3%)
MSCI, Inc., Class A (a)	214,499	7,896
Verisk Analytics, Inc., Class A (a)	173,071	8,129
		16,025
Health Care Services (2.6%)
athenahealth, Inc. (a)	49,137	3,642
Stericycle, Inc. (a)	48,750	4,077
		7,719
Media (0.5%)
Legend Pictures LLC Ltd. (a)(c)(d)	1,500	1,604

Medical & Dental Instruments & Supplies (1.2%)
Techne Corp.	51,967	3,643

	Shares	Value (000)
Medical Equipment (3.8%)
Intuitive Surgical, Inc. (a)	21,435	$11,612

Metals & Minerals: Diversified (1.6%)
Lynas Corp., Ltd. (Australia) (a)	983,827	1,116
Molycorp, Inc. (a)	110,173	3,727
		4,843
Pharmaceuticals (5.1%)
Ironwood Pharmaceuticals, Inc. (a)	144,861	1,928
Mead Johnson Nutrition Co.	96,613	7,969
Valeant Pharmaceuticals International, Inc. (Canada) (a)	100,414	5,391
		15,288
Publishing (1.4%)
Morningstar, Inc.	65,258	4,114

Recreational Vehicles & Boats (3.6%)
Edenred (France)	358,105	10,775

Restaurants (1.2%)
Dunkin’ Brands Group, Inc.	116,698	3,514

Scientific Instruments: Pollution Control (1.0%)
Covanta Holding Corp.	193,046	3,133

Semiconductors & Components (1.9%)
ARM Holdings PLC ADR (United Kingdom)	164,333	4,649
First Solar, Inc. (a)	48,222	1,208
		5,857
Utilities: Electrical (1.7%)
Brookfield Infrastructure Partners LP (Canada)	159,761	5,048

Total Common Stocks (Cost $238,064)		290,540

Convertible Preferred Stocks (1.3%)
Alternative Energy (0.8%)
Better Place, Inc. (a)(c)(d)	548,538	2,491

Computer Services, Software & Systems (0.2%)
Workday, Inc. (a)(c)(d)	32,820	435

Technology: Miscellaneous (0.3%)
Peixe Urbano, Inc. (Brazil) (a)(c)(d)	23,881	786

Total Convertible Preferred Stocks (Cost $2,593)		3,712

Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $9,071)	9,071,055	9,071
Total Investments (100.8%) (Cost $249,728) +		303,323
Liabilities in Excess of Other Assets (-0.8%)		(2,348)
Net Assets (100.0%)		$300,975

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

At March 31, 2012, the Portfolio held approximately $12,155,000 of fair valued securities, representing 4.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at March 31, 2012.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $249,728,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $53,595,000 of which approximately $73,998,000 related to appreciated securities and approximately $20,403,000 related to depreciated securities.

ADR	American Depositary Receipt.
SDR	Swedish Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$5,915	$—	$—	$5,915
Alternative Energy	7,891	—	—	7,891
Asset Management & Custodian	1,982	—	—	1,982
Biotechnology	11,618	—	—	11,618
Cement	3,219	—	—	3,219
Chemicals: Diversified	7,749	—	—	7,749
Commercial Services	25,234	—	—	25,234
Communications Technology	14,955	—	—	14,955
Computer Services, Software & Systems	46,266	—	1,899	48,165
Computer Technology	11,049	—	—	11,049
Consumer Lending	4,518	—	—	4,518
Consumer Services: Miscellaneous	6,521	—	—	6,521
Cosmetics	2,686	—	—	2,686
Diversified Materials & Processing	4,270	—	—	4,270
Diversified Media	9,051	—	—	9,051
Diversified Retail	22,468	—	4,940	27,408
Education Services	2,849	—	—	2,849
Electronic Entertainment	2,285	—	—	2,285
Financial Data & Systems	16,025	—	—	16,025
Health Care Services	7,719	—	—	7,719
Media	—	—	1,604	1,604
Medical & Dental Instruments & Supplies	3,643	—	—	3,643
Medical Equipment	11,612	—	—	11,612
Metals & Minerals: Diversified	4,843	—	—	4,843
Pharmaceuticals	15,288	—	—	15,288
Publishing	4,114	—	—	4,114
Recreational Vehicles & Boats	10,775	—	—	10,775
Restaurants	3,514	—	—	3,514
Scientific Instruments: Pollution Control	3,133	—	—	3,133
Semiconductors & Components	5,857	—	—	5,857
Utilities: Electrical	5,048	—	—	5,048
Total Common Stocks	282,097	—	8,443	290,540
Convertible Preferred Stocks	—	—	3,712	3,712
Short-Term Investment - Investment Company	9,071	—	—	9,071
Total Assets	$291,168	$—	$12,155	$303,323

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Preferred Stock (000)	Convertible Preferred Stocks (000)
Beginning Balance	$5,256	$1,288	$3,712
Purchases	1,604	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate action	2,133	(2,133)	—
Change in unrealized appreciation (depreciation)	(550)	845	—
Realized gains (losses)	—	—	—
Ending Balance	$8,443	$—	$3,712

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$(550)	$—	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at						Impact to Valuation
	March 31,					Weighted	from an Increase in
	2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Average	Input
Common Stocks

Computer Services, Software & Systems	$1,899	Adjusted Stock price	Discount for Illiquidity	5.0%	5.0%	5.0%	Decrease

Diversified Retail	$4,940	Adjusted Stock price	Discount for Illiquidity	3.3%	3.3%	3.3%	Decrease

Media	$1,604	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	15%	18%	17%	Decrease

			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	1.2x	1.9x	1.5x	Increase
			Discount for lack of marketability	N/A	N/A	N/A	Decrease

		Merger & Acquisition Transactions	Enterprise Value / Revenue	8.4x	9.9x	9.1x	Increase

			Discount for lack of control	35%	35%	35%	Decrease

Convertible Preferred Stocks

Alternative Energy	$2,491	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	18%	23%	20%	Decrease

			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

Computer Services, Software & Systems	$435	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	13%	18%	15%	Decrease

			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	6.7x	15.7x	9.6x	Increase
			Discount for lack of marketability	N/A	N/A	N/A	Decrease

		Merger & Acquisition Transactions	Enterprise Value / Revenue	8.7x	10.8x	9.4x	Increase

			Discount for lack of control	25%	25%	25%	Decrease

Technology: Miscellaneous	$786	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	26%	30%	28%	Decrease

			Perpetual growth rate	5.0%	6.0%	5.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	N/A	N/A	3.8x	Increase
			Discount for lack of marketability	N/A	N/A	N/A	Decrease

		Merger & Acquisition Transactions	Enterprise Value / Revenue	1.8x	2.9x	2.7x	Increase

			Discount for lack of control	30%	30%	30%	Decrease

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (98.9%)
Apartments (17.5%)
Apartment Investment & Management Co., Class A REIT	459,415	$12,133
AvalonBay Communities, Inc. REIT	118,935	16,811
BRE Properties, Inc. REIT	76,420	3,863
Camden Property Trust REIT	104,060	6,842
Equity Residential REIT	746,338	46,736
		86,385
Commercial Financing (0.6%)
CreXus Investment Corp. REIT	20,710	214
Starwood Property Trust, Inc. REIT	139,631	2,935
		3,149
Diversified (10.8%)
Coresite Realty Corp. REIT	60,000	1,416
Cousins Properties, Inc. REIT	683,902	5,184
Digital Realty Trust, Inc. REIT	1,174	87
Forest City Enterprises, Inc., Class A (a)	774,973	12,136
Lexington Realty Trust REIT	33,150	298
Vornado Realty Trust REIT	385,644	32,471
Winthrop Realty Trust REIT	164,890	1,911
		53,503
Health Care (11.4%)
Assisted Living Concepts, Inc., Class A	296,310	4,922
Capital Senior Living Corp. (a)	79,708	736
HCP, Inc. REIT	597,798	23,589
Health Care, Inc. REIT	98,900	5,436
Healthcare Realty Trust, Inc. REIT	551,289	12,128
Omega Healthcare Investors, Inc. REIT	49,460	1,051
Senior Housing Properties Trust REIT	376,895	8,311
		56,173
Industrial (5.4%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	11,760	4,133
DCT Industrial Trust, Inc. REIT	1,177,691	6,948
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	6,362,376	5,885
ProLogis, Inc. REIT	244,780	8,817
STAG Industrial, Inc. REIT	77,870	1,087
		26,870
Lodging/Resorts (9.2%)
Ashford Hospitality Trust, Inc. REIT	237,010	2,136
Host Hotels & Resorts, Inc. REIT	1,787,522	29,351
Starwood Hotels & Resorts Worldwide, Inc.	248,218	14,002
		45,489
Manufactured Homes (1.9%)
Equity Lifestyle Properties, Inc. REIT	131,754	9,188

Mixed Industrial/Office (0.7%)
Liberty Property Trust REIT	6,191	221
PS Business Parks, Inc. REIT	50,637	3,319
		3,540

	Shares	Value (000)
Office (10.3%)
BioMed Realty Trust, Inc. REIT	53,050	$1,007
Boston Properties, Inc. REIT	215,397	22,615
BRCP REIT I, LP (a)(b)(c)(d)	2,928,671	811
BRCP REIT II, LP (a)(b)(c)(d)	7,155,500	3,478
Brookfield Office Properties, Inc.	375,416	6,551
CommonWealth REIT	78,517	1,462
Douglas Emmett, Inc. REIT	72,350	1,650
Hudson Pacific Properties, Inc. REIT	223,250	3,378
Mack-Cali Realty Corp. REIT	338,566	9,757
Parkway Properties, Inc. REIT	6,480	68
		50,777
Regional Malls (18.9%)
General Growth Properties, Inc. REIT	1,254,377	21,312
Macerich Co. (The) REIT	8,720	504
Simon Property Group, Inc. REIT	489,061	71,246
		93,062
Self Storage (4.4%)
Public Storage REIT	137,896	19,053
Sovran Self Storage, Inc. REIT	56,762	2,829
		21,882
Shopping Centers (7.7%)
Acadia Realty Trust REIT	216,026	4,869
Equity One, Inc. REIT	10,005	202
Federal Realty Investment Trust REIT	74,454	7,207
Regency Centers Corp. REIT	494,331	21,988
Retail Opportunity Investments Corp. REIT	309,247	3,723
		37,989
Timber (0.1%)
Plum Creek Timber Co., Inc. REIT	7,686	319

Total Common Stocks (Cost $330,209)		488,326

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $6,310)	6,309,895	6,310
Total Investments (100.2%) (Cost $336,519) +		494,636
Liabilities in Excess of Other Assets (-0.2%)		(769)
Net Assets (100.0%)		$493,867

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2012.

(c)

Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LLC was acquired between 12/04 - 5/08 and has a current cost basis of approximately $923,000. BRCP REIT II, LLC was acquired between 1/07 - 4/11 and has a current cost basis of approximately $7,155,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of approximately $5,880,000, Keystone Industrial Fund LP was acquired between 3/07 - 6/11 and has a current cost basis of approximately $5,185,000. At March 31, 2012, these securities had an aggregate market value of approximately $14,307,000 representing 2.9% of net assets.

(d)

At March 31, 2012, the Portfolio held fair valued securities valued at approximately $14,307,000, representing 2.9% of net assets.  These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Funds”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $336,519,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $158,117,000 of which approximately $165,697,000 related to appreciated securities and approximately $7,580,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$86,385	$—	$—	$86,385
Commercial Financing	3,149	—	—	3,149
Diversified	53,503	—	—	53,503
Health Care	56,173	—	—	56,173
Industrial	16,852	—	10,018	26,870
Lodging/Resorts	45,489	—	—	45,489
Manufactured Homes	9,188	—	—	9,188
Mixed Industrial/Office	3,540	—	—	3,540
Office	46,488	—	4,289	50,777
Regional Malls	93,062	—	—	93,062
Self Storage	21,882	—	—	21,882
Shopping Centers	37,989	—	—	37,989
Timber	319	—	—	319
Total Common Stocks	474,019	—	14,307	488,326
Short-Term Investment - Investment Company	6,310	—	—	6,310
Total Assets	$480,329	$—	$14,307	$494,636

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$14,333
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	(26)
Realized gains (losses)	—
Ending Balance	$14,307

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$(26)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at
	March 31,
	2012 (000)	Valuation Technique(s)	Unobservable Input
Common Stocks

Industrial	$10,018	Adjusted Capital Balance Model	Underlying Investment Financial Statements

Office	$4,289	Adjusted Capital Balance Model	Underlying Investment Financial Statements

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (89.9%)
Advertising Agencies (2.1%)
Lamar Advertising Co., Class A (a)	15,068	$488

Air Transport (1.0%)
XPO Logistics, Inc. (a)	13,455	226

Asset Management & Custodian (2.4%)
CETIP SA - Balcao Organizado de Ativos e Derivativos (Brazil)	10,567	176
Greenhill & Co., Inc.	8,552	373
		549
Banks: Diversified (1.3%)
Financial Engines, Inc. (a)	13,688	306

Biotechnology (0.8%)
Abcam PLC (United Kingdom)	32,094	179

Casinos & Gambling (0.4%)
Lakes Entertainment, Inc. (a)	355	1
Universal Entertainment Corp. (Japan)	4,400	98
		99
Cement (1.8%)
Eagle Materials, Inc.	11,832	411

Chemicals: Diversified (3.8%)
Intrepid Potash, Inc. (a)	10,211	248
Rockwood Holdings, Inc. (a)	11,977	625
		873
Commercial Services (13.4%)
Advisory Board Co. (The) (a)	12,342	1,094
Corporate Executive Board Co. (The)	15,499	667
CoStar Group, Inc. (a)	10,600	732
MercadoLibre, Inc. (Brazil)	5,812	568
		3,061
Computer Services, Software & Systems (9.4%)
Ancestry.com, Inc. (a)	7,832	178
MakeMyTrip Ltd. (India) (a)	13,642	313
NetSuite, Inc. (a)	14,977	753
OpenTable, Inc. (a)	9,968	404
Solera Holdings, Inc.	8,093	372
Yelp, Inc. (a)	4,994	134
		2,154
Computer Technology (3.3%)
Bankrate, Inc. (a)	18,066	447
Youku.com, Inc. ADR (China) (a)	9,582	211
Zillow, Inc. (a)	3,026	107
		765
Consumer Electronics (0.9%)
Sohu.com, Inc. (China) (a)	3,700	204

	Shares	Value (000)
Diversified Manufacturing Operations (1.7%)
Rexnord Corp. (a)	18,065	$381

Diversified Retail (3.0%)
Blue Nile, Inc. (a)	11,873	392
Citi Trends, Inc. (a)	9,601	110
Shutterfly, Inc. (a)	6,063	190
		692
Electronic Components (1.0%)
Cogent Communications Group, Inc. (a)	11,900	227

Entertainment (2.2%)
Vail Resorts, Inc.	11,448	495

Foods (1.9%)
Annie’s, Inc. (a)	3,591	125
Country Style Cooking Restaurant Chain Co., Ltd. ADR (China) (a)	10,384	100
Ocado Group PLC (United Kingdom) (a)	113,190	207
		432
Health Care Facilities (0.3%)
LCA-Vision, Inc. (a)	9,471	59

Health Care Management Services (2.2%)
HMS Holdings Corp. (a)	16,391	512

Health Care Services (3.8%)
athenahealth, Inc. (a)	11,813	876

Home Building (0.8%)
Brookfield Incorporacoes SA (Brazil)	60,232	192

Insurance: Multi-Line (2.2%)
Greenlight Capital Re Ltd., Class A (a)	17,214	424
Pico Holdings, Inc. (a)	3,493	82
		506
Medical & Dental Instruments & Supplies (3.2%)
Techne Corp.	10,371	727

Medical Services (1.2%)
Accretive Health, Inc. (a)	11,673	233
Zeltiq Aesthetics, Inc. (a)	6,703	41
		274
Metals & Minerals: Diversified (2.5%)
Lynas Corp. Ltd. (Australia) (a)	510,153	579

Oil Well Equipment & Services (1.3%)
Oasis Petroleum, Inc. (a)	9,555	295

Pharmaceuticals (2.4%)
Gen-Probe, Inc. (a)	4,725	314

	Shares	Value (000)
Ironwood Pharmaceuticals, Inc. (a)	18,617	$248
		562
Printing and Copying Services (1.1%)
VistaPrint N.V. (a)	6,505	251

Publishing (1.8%)
Morningstar, Inc.	6,422	405

Restaurants (4.6%)
Dunkin’ Brands Group, Inc.	9,982	301
PF Chang’s China Bistro, Inc.	18,941	748
		1,049
Scientific Instruments: Pollution Control (1.4%)
Covanta Holding Corp.	19,272	313

Semiconductors & Components (1.4%)
Tessera Technologies, Inc. (a)	18,725	323

Technology: Miscellaneous (0.9%)
iRobot Corp. (a)	7,770	212

Telecommunications Equipment (2.3%)
Angie’s List, Inc. (a)	20,055	379
Pandora Media, Inc. (a)	13,933	142
		521
Truckers (1.1%)
LLX Logistica SA (Brazil) (a)	135,768	252

Utilities: Electrical (5.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(b)(c)	113,183	—
Brookfield Infrastructure Partners LP (Canada)	36,108	1,141
		1,141
Total Common Stocks (Cost $16,336)		20,591

Preferred Stocks (0.8%)
Health Care Services (0.6%)
Castlight Health, Inc. (a)(b)(c)	32,177	132

Technology: Miscellaneous (0.2%)
Glam Media, Inc. Series M-1 (a)(b)(c)	9,428	49
Glam Media, Inc. Escrow Series M-1 (a)(b)(c)	1,346	5
		54
Total Preferred Stocks (Cost $287)		186

Convertible Preferred Stocks (5.7%)
Alternative Energy (1.5%)
Better Place, Inc. (a)(b)(c)	75,140	341

Computer Services, Software & Systems (3.5%)
Twitter, Inc. Series E (a)(b)(c)	50,319	810

	Shares	Value (000)

Computer Technology (0.0%)
Youku.com, Inc., Class A (China) (a)(b)(c)	17	$ — @

Consumer Services: Miscellaneous (0.7%)
Xoom Corp. Series F (a)(b)(c)	56,405	155

Total Convertible Preferred Stocks (Cost $483)		1,306

	Face Amount (000)
Promissory Notes (0.1%)
Technology: Miscellaneous (0.1%)
Glam Media, Inc.
9.00%, 12/3/13 (a)(b)(c)	$21	21
Glam Media, Inc. Escrow
9.00%, 12/3/13 (a)(b)(c)	3	2
Total Promissory Notes (Cost $66)		23

	Shares
Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $35)	35,033	35
Total Investments (96.7%) (Cost $17,207) +		22,141
Other Assets in Excess of Liabilities (3.3%)		757
Net Assets (100.0%)		$22,898

(a)	Non-income producing security.
(b)

At March 31, 2012, the Portfolio held fair valued securities valued at approximately $1,515,000, representing 6.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at March 31, 2012.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $17,207,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $4,934,000 of which approximately $6,289,000 related to appreciated securities and approximately $1,355,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Advertising Agencies	$488	$—	$—		$488
Air Transport	226	—	—		226
Asset Management & Custodian	549	—	—		549
Banks: Diversified	306	—	—		306
Biotechnology	179	—	—		179
Casinos & Gambling	99	—	—		99
Cement	411	—	—		411
Chemicals: Diversified	873	—	—		873
Commercial Services	3,061	—	—		3,061
Computer Services, Software & Systems	2,154	—	—		2,154
Computer Technology	765	—	—		765
Consumer Electronics	204	—	—		204
Diversified Manufacturing Operations	381	—	—		381
Diversified Retail	692	—	—		692
Electronic Components	227	—	—		227
Entertainment	495	—	—		495
Foods	432	—	—		432
Health Care Facilities	59	—	—		59
Health Care Management Services	512	—	—		512
Health Care Services	876	—	—		876
Home Building	192	—	—		192
Insurance: Multi-Line	506	—	—		506
Medical & Dental Instruments & Supplies	727	—	—		727
Medical Services	274	—	—		274
Metals & Minerals: Diversified	579	—	—		579
Oil Well Equipment & Services	295	—	—		295
Pharmaceuticals	562	—	—		562
Printing and Copying Services	251	—	—		251
Publishing	405	—	—		405
Restaurants	1,049	—	—		1,049
Scientific Instruments: Pollution Control	313	—	—		313
Semiconductors & Components	323	—	—		323
Technology: Miscellaneous	212	—	—		212
Telecommunications Equipment	521	—	—		521
Truckers	252	—	—		252
Utilities: Electrical	1,141	—	—	†	1,141
Total Common Stocks	20,591	—	—	†	20,591
Preferred Stocks	—	—	186		186
Convertible Preferred Stocks	—	—	1,306		1,306
Promissory Notes	—	—	23		23
Short-Term Investment - Investment Company	35	—	—		35
Total Assets	$20,626	$—	$1,515	†	$22,141

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks (000)	Promissory Notes (000)
Beginning Balance	$—	†	$186	$1,280	$22
Purchases	—		—	—	—
Sales	—		—	—	—
Amortization of discount	—		—	—	—
Transfers in	—		—	—	—
Transfers out	—		—	—	—
Change in unrealized appreciation (depreciation)	—		—	26	1
Realized gains (losses)	—		—	—	—
Ending Balance	$—	†	$186	$1,306	$23

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$—		$—	$26	$1

†                Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at						Impact to Valuation
	March 31,					Weighted	from an Increase in
	2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Average	Input
Preferred Stocks

Health Care Services	$132	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	13%	20%	15%	Decrease

			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

Technology: Miscellaneous	$54	Market Transaction	Value Received in Merger	$—	$—	$5.19	Increase

			Discount	—	—	4.4%	Decrease

			Adjusted Value Received in Merger	$—	$—	$4.96	Increase

Convertible Preferred Stocks

Alternative Energy	$341	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	18%	23%	20%	Decrease

			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

Computer Services, Software & Systems	$810	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	13%	18%	15%	Decrease

			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

Consumer Services: Miscellaneous	$155	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	13%	17%	15%	Decrease

			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.1x	4.0x	3.6x	Increase
			Discount for lack of marketability	N/A	N/A	N/A	Decrease

Promissory Notes

Technology: Miscellaneous	$23	Market Transaction	Value Received in Merger	—	—	100.00	Increase

			Discount	—	—	4.4%	Decrease

			Adjusted Value Received in Merger	—	—	95.63	Increase

The Universal Institutional Funds, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
Air Transport (1.7%)
Expeditors International of Washington, Inc.	36,419	$1,694

Alternative Energy (2.1%)
Range Resources Corp.	16,911	983
Ultra Petroleum Corp. (a)	49,917	1,129
		2,112
Asset Management & Custodian (0.8%)
Citigroup, Inc. (b)	10,925	400
Goldman Sachs Group, Inc. (The)	2,905	361
		761
Biotechnology (2.0%)
Illumina, Inc. (a)	37,306	1,963

Casinos & Gambling (1.6%)
Las Vegas Sands Corp.	27,110	1,561

Chemicals: Diversified (2.7%)
Monsanto Co.	33,643	2,683

Commercial Finance & Mortgage Companies (1.6%)
BM&F Bovespa SA (Brazil)	257,935	1,588

Commercial Services (3.0%)
eBay, Inc. (a)	39,561	1,459
Leucadia National Corp.	56,845	1,484
		2,943
Communications Technology (3.6%)
Motorola Solutions, Inc.	70,902	3,604

Computer Services, Software & Systems (19.6%)
Baidu, Inc. ADR (China) (a)	23,423	3,414
Facebook, Inc., Class B (a)(c)(d)	109,380	3,436
Google, Inc., Class A (a)	8,955	5,742
LinkedIn Corp., Class A (a)	17,520	1,787
Salesforce.com, Inc. (a)	16,378	2,531
VMware, Inc., Class A (a)	8,757	984
Zynga, Inc., Class A (a)	120,220	1,581
		19,475
Computer Technology (12.9%)
Apple, Inc. (a)	18,719	11,222
NVIDIA Corp. (a)	17,627	271
Yandex N.V., Class A (Russia) (a)	47,113	1,266
		12,759
Consumer Lending (1.5%)
CME Group, Inc.	5,123	1,482

Diversified Financial Services (0.4%)
Bank of America Corp.	44,273	424

	Shares	Value (000)
Diversified Media (3.1%)
McGraw-Hill Cos., Inc. (The)	29,903	$1,449
Naspers Ltd., Class N (South Africa)	28,247	1,587
		3,036
Diversified Retail (15.1%)
Amazon.com, Inc. (a)	40,572	8,216
Fastenal Co.	35,539	1,923
Groupon, Inc. (a)	56,932	1,046
NetFlix, Inc. (a)	9,666	1,112
Priceline.com, Inc. (a)	3,763	2,700
		14,997
Financial Data & Systems (1.5%)
MSCI, Inc., Class A (a)	39,395	1,450

Insurance: Multi-Line (0.4%)
American International Group, Inc. (a)	12,584	388

Medical Equipment (3.5%)
Intuitive Surgical, Inc. (a)	6,454	3,496

Metals & Minerals: Diversified (1.2%)
Molycorp, Inc. (a)	36,637	1,239

Pharmaceuticals (4.6%)
Mead Johnson Nutrition Co.	34,917	2,880
Valeant Pharmaceuticals International, Inc. (Canada) (a)	31,159	1,673
		4,553
Real Estate Investment Trusts (REIT) (3.2%)
Brookfield Asset Management, Inc., Class A (Canada)	100,329	3,167

Recreational Vehicles & Boats (3.3%)
Edenred (France)	107,345	3,230

Restaurants (3.3%)
Starbucks Corp.	29,871	1,670
Yum! Brands, Inc.	23,127	1,646
		3,316
Securities Brokerage & Services (1.1%)
Charles Schwab Corp. (The)	77,924	1,120

Semiconductors & Components (1.8%)
ARM Holdings PLC ADR (United Kingdom)	50,023	1,415
First Solar, Inc. (a)	14,749	370
		1,785
Wholesale & International Trade (1.9%)
Li & Fung Ltd. (e)	836,000	1,918
Total Common Stocks (Cost $68,069)		96,744

	Shares	Value (000)
Convertible Preferred Stock (1.0%)
Alternative Energy (1.0%)
Better Place, Inc. (a)(c)(d) (Cost $521)	208,536	$947

Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $2,257)	2,256,795	2,257
Total Investments (100.8%) (Cost $70,847) +		99,948
Liabilities in Excess of Other Assets (-0.8%)		(761)
Net Assets (100.0%)		$99,187

(a)	Non-income producing security.
(b)

For the three months ended March 31, 2012, the cost of purchases of Citigroup, Inc., Common Stock, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $94,000.

(c)

At March 31, 2012, the Portfolio held fair valued securities valued at approximately $4,383,000, representing 4.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at March 31, 2012.
(e)	Security trades on the Hong Kong exchange.
(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $70,847,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $29,101,000 of which approximately $36,721,000 related to appreciated securities and approximately $7,620,000 related to depreciated securities.

ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$1,694	$—	$—	$1,694
Alternative Energy	2,112	—	—	2,112
Asset Management & Custodian	761	—	—	761
Biotechnology	1,963	—	—	1,963
Casinos & Gambling	1,561	—	—	1,561
Chemicals: Diversified	2,683	—	—	2,683
Commercial Finance & Mortgage Companies	1,588	—	—	1,588
Commercial Services	2,943	—	—	2,943
Communications Technology	3,604	—	—	3,604
Computer Services, Software & Systems	16,039	—	3,436	19,475
Computer Technology	12,759	—	—	12,759
Consumer Lending	1,482	—	—	1,482
Diversified Financial Services	424	—	—	424
Diversified Media	3,036	—	—	3,036
Diversified Retail	14,997	—	—	14,997
Financial Data & Systems	1,450	—	—	1,450
Insurance: Multi-Line	388	—	—	388
Medical Equipment	3,496	—	—	3,496
Metals & Minerals: Diversified	1,239	—	—	1,239
Pharmaceuticals	4,553	—	—	4,553
Real Estate Investment Trusts (REIT)	3,167	—	—	3,167
Recreational Vehicles & Boats	3,230	—	—	3,230
Restaurants	3,316	—	—	3,316
Securities Brokerage & Services	1,120	—	—	1,120
Semiconductors & Components	1,785	—	—	1,785
Wholesale & International Trade	1,918	—	—	1,918
Total Common Stocks	93,308	—	3,436	96,744
Convertible Preferred Stock	—	—	947	947
Short-Term Investment - Investment Company	2,257	—	—	2,257
Total Assets	$95,565	$—	$4,383	$99,948

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$2,953	$947
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	483	—
Realized gains (losses)	—	—
Ending Balance	$3,436	$947

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012.	$483	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at						Impact to Valuation
	March 31, 2012					Weighted	from an Increase in
	(000)	Valuation Technique(s)	Unobservable Input	Range		Average	Input
Common Stocks

Computer Services, Software & Systems	$3,436	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	8%	12%	10%	Decrease

			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.2x	11.7x	7.5x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Convertible Preferred Stock

Alternative Energy	$947	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	18%	23%	20%	Decrease

			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

The Universal Institutional Funds, Inc.

Notes to the Portfolio of Investments • March 31, 2012 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosure” (“ASC 820”), defines fair value as the value that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Universal Institutional Funds, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2012